JOHN HANCOCK
Equity Funds


PROSPECTUS                                                              3.1.2005


Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

[JOHN HANCOCK FUNDS LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

JOHN HANCOCK EQUITY FUNDS

BALANCED FUND                                                               4
CLASSIC VALUE FUND                                                          6
CORE EQUITY FUND                                                            8
FOCUSED EQUITY FUND                                                        10
GROWTH TRENDS FUND                                                         12
INTERNATIONAL FUND                                                         14
LARGE CAP EQUITY FUND                                                      16
LARGE CAP SELECT FUND                                                      18
MID CAP GROWTH FUND                                                        20
MULTI CAP GROWTH FUND                                                      22
SMALL CAP EQUITY FUND                                                      24
SMALL CAP GROWTH FUND                                                      26
SOVEREIGN INVESTORS FUND                                                   28
U.S. GLOBAL LEADERS GROWTH FUND                                            30

YOUR ACCOUNT

CHOOSING A SHARE CLASS                                                     32
HOW SALES CHARGES ARE CALCULATED                                           32
SALES CHARGE REDUCTIONS AND WAIVERS                                        33
OPENING AN ACCOUNT                                                         34
BUYING SHARES                                                              35


SELLING SHARES                                                             36
TRANSACTION POLICIES                                                       38
DIVIDENDS AND ACCOUNT POLICIES                                             40
ADDITIONAL INVESTOR SERVICES                                               41

FUND DETAILS

BUSINESS STRUCTURE                                                         42
MANAGEMENT BIOGRAPHIES                                                     44
FINANCIAL HIGHLIGHTS                                                       45


FOR MORE INFORMATION                                               BACK COVER

OVERVIEW

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

THESE FUNDS MAY BE APPROPRIATE FOR INVESTORS WHO:

-     have longer time horizons

-     want to diversify their portfolios

-     are seeking funds for the equity portion of an asset allocation portfolio

- are investing for retirement or other goals that are many years in the future

EQUITY FUNDS MAY NOT BE APPROPRIATE IF YOU:

-     are investing with a shorter time horizon in mind

-     are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2004, managed approximately $30 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

BALANCED FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the managers look for companies that appear to be undervalued compared to their historical valuations relative to the market. The managers use fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The managers also consider an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '98, 11.40%
WORST QUARTER: Q2 '02, -12.88%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes) STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks. LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995            24.22%
1996            12.13%
1997            20.79%
1998            14.01%
1999             3.89%
2000            -1.83%
2001            -5.23%
2002           -18.19%
2003            18.21%

2004             6.78%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                            LIFE OF
                                                1 YEAR   5 YEAR   10 YEAR   CLASS C
Class A before tax                               1.41%   -1.81%     6.16%       --
Class A after tax on distributions               0.71%   -2.77%     4.60%       --
Class A after tax on distributions, with sale    0.90%   -2.06%     4.51%       --
Class B before tax                               1.05%   -1.84%     6.12%       --
Class C before tax (began 5-3-99)                5.04%   -1.49%       --     -1.52%
----------------------------------------------------------------------------------
Standard & Poor's 500 Index                     10.88%   -2.30%    12.07%    -0.46%
Lehman Brothers Government/Credit Bond Index     4.19%    8.00%     7.80%     6.79%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Any bonds held by the fund could be down-graded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%


ANNUAL OPERATING EXPENSES                              CLASS A   CLASS B   CLASS C
Management fee                                          0.60%     0.60%     0.60%
Distribution and service (12b-1) fees                   0.30%     1.00%     1.00%
Other expenses                                          0.51%     0.51%     0.51%
Total fund operating expenses                           1.41%     2.11%     2.11%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  636     $  924     $1,233     $2,106
Class B with redemption        $  714     $  961     $1,334     $2,263
Class B without redemption     $  214     $  661     $1,134     $2,263
Class C with redemption        $  314     $  661     $1,134     $2,441
Class C without redemption     $  214     $  661     $1,134     $2,441


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


PORTFOLIO MANAGERS
TIMOTHY E. KEEFE, CFA
Joined fund team in 2004


ROGER C. HAMILTON
Joined fund team in 2003

See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  SVBAX
                               CUSIP                               47803P104
                               Newspaper                                BalA
                               SEC number                           811-0560
                               JH fund number                             36

CLASS B                        Ticker                                  SVBBX
                               CUSIP                               47803P203
                               Newspaper                                BalB
                               SEC number                           811-0560
                               JH fund number                            136

CLASS C                        Ticker                                  SVBCX
                               CUSIP                               47803P708
                               Newspaper                                  --
                               SEC number                           811-0560
                               JH fund number                            536

CLASSIC VALUE FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of January 31, 2005, this included companies with market values above approximately $4.8 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


-     cheap on the basis of current price to estimated normal level of earnings

-     current earnings below normal levels

-     a sound plan to restore earnings to normal

-     a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q2 '99, 30.73%
WORST QUARTER: Q3 `98, -21.97%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks. RUSSELL 1000 VALUE INDEX, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1997            24.57%
1998            -5.67%
1999             0.29%
2000            35.88%
2001            13.07%
2002            -6.37%
2003            36.25%
2004            14.28%


AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                            LIFE OF    LIFE OF    LIFE OF
                                                       1 YEAR     5 YEAR    CLASS A    CLASS B    CLASS C
Class A before tax (began 6-24-96)                      8.55%     16.29%     12.72%        --         --
Class A after tax on distributions                      8.35%     15.86%     11.85%        --         --
Class A after tax on distributions, with sale           5.61%     14.14%     10.78%        --         --
Class B before tax (began 11-11-02)                     8.44%        --         --      24.88%        --
Class C before tax (began 11-11-02)                    12.44%        --         --         --      25.97%
--------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                            10.88%     -2.30%      8.91%     18.48%     18.48%
Russell 1000 Value Index                               16.49%      5.27%     11.16%     23.17%     23.17%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

- In a down market, higher-risk securities could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                           CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                       5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less            none(2)   5.00%     1.00%


ANNUAL OPERATING EXPENSES                                     CLASS A   CLASS B   CLASS C
Management fee                                                 0.85%     0.85%     0.85%
Distribution and service (12b-1) fees                          0.25%     1.00%     1.00%
Other expenses                                                 0.40%     0.40%     0.40%
Total fund operating expenses                                  1.50%     2.25%     2.25%
Contractual expense reimbursement (at least until 2-28-06)     0.17%     0.17%     0.17%
Net annual operating expenses                                  1.33%     2.08%     2.08%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  629     $  929     $1,257     $2,182
Class B with redemption        $  711     $  981     $1,384     $2,378
Class B without redemption     $  211     $  681     $1,184     $2,378
Class C with redemption        $  311     $  681     $1,184     $2,567
Class C without redemption     $  211     $  681     $1,184     $2,567


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


SUBADVISER

PZENA INVESTMENT MANAGEMENT, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

CLASS A                        Ticker                                    PZFVX
                               CUSIP                                 409902780
                               Newspaper                           ClassicValA
                               SEC number                             811-1677
                               JH fund number                               38

CLASS B                        Ticker                                    JCVBX
                               CUSIP                                 409902772
                               Newspaper                           ClassicValB
                               SEC number                             811-1677
                               JH fund number                              138

CLASS C                        Ticker                                    JCVCX
                               CUSIP                                 409902764
                               Newspaper                                    --
                               SEC number                             811-1677
                               JH fund number                              538

CORE EQUITY FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to perform analyses of earnings and growth prospects. A series of proprietary computer models use this financial data to rank the stocks according to their combination of:

-     value, meaning they appear to be underpriced

-     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '98, 24.17%
WORST QUARTER: Q3 '02, -16.89%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995            37.20%
1996            21.24%
1997            29.19%
1998            28.84%
1999            12.37%
2000            -7.75%
2001           -10.87%
2002           -22.85%
2003            23.67%

2004             8.78%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                                   LIFE OF     LIFE OF
                                                   1 YEAR    5 YEAR      10 YEAR   CLASS B     CLASS C
Class A before tax                                  3.33%    -4.11%       9.70%        --         --
Class A after tax on distributions                  3.33%    -4.21%       9.12%        --         --
Class A after tax on distributions, with sale       2.16%    -3.47%       8.30%        --         --
Class B before tax (began 9-7-95)                   2.98%    -4.17%         --       7.52%        --
Class C before tax (began 5-1-98)                   6.98%    -3.80%         --         --       0.10%
----------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                        10.88%    -2.30%      12.07%     10.20%      2.69%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%


ANNUAL OPERATING EXPENSES                              CLASS A   CLASS B   CLASS C
Management fee                                          0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                   0.30%     1.00%     1.00%
Other expenses                                          0.56%     0.56%     0.56%
Total fund operating expenses                           1.61%     2.31%     2.31%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  656     $  983     $1,332     $2,316
Class B with redemption        $  734     $1,021     $1,435     $2,471
Class B without redemption     $  234     $  721     $1,235     $2,471
Class C with redemption        $  334     $  721     $1,235     $2,646
Class C without redemption     $  234     $  721     $1,235     $2,646


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

INDEPENDENCE INVESTMENT LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

CLASS A                        Ticker                                  JHDCX
                               CUSIP                               409902707
                               Newspaper                             CoreEqA
                               SEC number                           811-1677
                               JH fund number                             25

CLASS B                        Ticker                                  JHIDX
                               CUSIP                               409902806
                               Newspaper                             CoreEqB
                               SEC number                           811-1677
                               JH fund number                            125

CLASS C                        Ticker                                  JHCEX
                               CUSIP                               409902863
                               Newspaper                             CoreEqC
                               SEC number                           811-1677
                               JH fund number                            525

FOCUSED EQUITY FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of U.S. and foreign companies. Equity securities include common and preferred stocks and their equivalents. Under normal market conditions, the fund invests primarily in medium-capitalization companies (companies in the capitalization range of the Standard& Poor's Mid Cap 400 Index, which was $352 million to $9.3 billion as of January 31, 2005). The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short-and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '01, 43.84%
WORST QUARTER: Q3 '01, -46.35%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S MID CAP 400 INDEX, an unmanaged index of 400 domestic stocks of medium-sized companies.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

2001             -0.33%
2002            -47.39%
2003             37.21%

2004             11.25%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                             LIFE OF     LIFE OF   LIFE OF
                                                   1 YEAR    CLASS A     CLASS B   CLASS C
Class A before tax (began 11-1-00)                  5.71%    -8.66%         --        --
Class A after tax on distributions                  5.71%    -8.66%         --        --
Class A after tax on distributions, with sale       3.71%    -7.19%         --        --
Class B before tax (began 11-1-00)                  5.55%       --       -8.59%       --
Class C before tax (began 11-1-00)                  9.39%       --          --     -8.18%
-----------------------------------------------------------------------------------------
Standard & Poor's Mid Cap 400 Index                16.47%     7.20%       7.20%     7.20%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                            CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                        5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less             none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                                      CLASS A   CLASS B   CLASS C
Management fee                                                  0.85%     0.85%     0.85%
Distribution and service (12b-1) fees                           0.30%     1.00%     1.00%
Other expenses                                                  1.24%     1.24%     1.24%
Total fund operating expenses                                   2.39%     3.09%     3.09%
Contractual expense reimbursement (at least until 2-28-06)      0.89%     0.89%     0.89%
Net annual operating expenses                                   1.50%     2.20%     2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  645     $1,127     $1,635     $3,025
Class B with redemption        $  723     $1,171     $1,743     $3,176
Class B without redemption     $  223     $  871     $1,543     $3,176
Class C with redemption        $  323     $  871     $1,543     $3,360
Class C without redemption     $  223     $  871     $1,543     $3,340


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS

HENRY E. MEHLMAN, CFA
Joined fund team in 2002

ALAN E. NORTON, CFA
Joined fund team in 2002


Managers share investment strategy and decisions


See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  JFVAX
                               CUSIP                               478032790
                               Newspaper                                  --
                               SEC number                           811-3392
                               JH fund number                             61

CLASS B                        Ticker                                  JFVBX
                               CUSIP                               478032774
                               Newspaper                                  --
                               SEC number                           811-3392
                               JH fund number                            161

CLASS C                        Ticker                                  JFVCX
                               CUSIP                               478032766
                               Newspaper                                  --
                               SEC number                           811-3392
                               JH fund number                            561

GROWTH TRENDS FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector include banks, insurance companies, brokerage firms and financial holding companies. Health-care companies include pharmaceutical, medical technology, managed care, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q2 '03, 18.93%
WORST QUARTER: Q1 '01, -23.27%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

2001       -26.89%
2002       -31.42%
2003        30.61%

2004         5.56%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                             LIFE OF     LIFE OF     LIFE OF
                                                    1 YEAR   CLASS A     CLASS B     CLASS C
Class A before tax (began 9-22-00)                   0.33%   -12.02%         --          --
Class A after tax on distributions                   0.33%   -12.04%         --          --
Class A after tax on distributions, with sale        0.21%    -9.87%         --          --
Class B before tax (began 9-22-00)                  -0.20%       --      -12.03%         --
Class C before tax (began 9-22-00)                   3.80%       --          --      -11.61%
--------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                         10.88%    -2.55%      -2.55%      -2.55%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy significantly influences performance, especially because this fund focuses on a few sectors of the economy. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of financial services, health-care and technology companies as a group may fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Health-care companies are strongly affected by worldwide scientific or technological developments and changes ingovernmental policies.

Technology companies are subject to intense competition, making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

-     Certain derivatives could produce disproportionate losses.

- In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability; these risks are more significant in emerging markets.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                           CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                       5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less            none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                                     CLASS A   CLASS B   CLASS C
Management fee                                                 0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                          0.30%     1.00%     1.00%
Other expenses                                                 0.81%     0.81%     0.81%
Total fund operating expenses                                  1.86%     2.56%     2.56%
Contractual expense reimbursement (at least until 2-28-06)     0.21%     0.21%     0.21%
Net annual operating expenses                                  1.65%     2.35%     2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  659     $1,036     $1,437     $2,555
Class B with redemption        $  738     $1,077     $1,542     $2,708
Class B without redemption     $  238     $  777     $1,342     $2,708
Class C with redemption        $  338     $  777     $1,342     $2,879
Class C without redemption     $  238     $  777     $1,342     $2,879


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


PORTFOLIO MANAGERS
FINANCIAL SERVICES

JAMES K. SCHMIDT, CFA
Managed fund since it began in 2000
Primarily responsible for fund management

THOMAS M. FINUCANE
Rejoined fund team in 2004
Day-to-day purchase and sale decisions; analysis of insurance, brokerage and asset management issuers

LISA A. WELCH
Joined fund team in 2000
Analysis of bank issuers

HEALTHCARE -- LINDA I. MILLER, CFA
Joined fund team in 2004
Healthcare portfolio manager

TECHNOLOGY -- ANURAG PANDIT, CFA
Joined fund team in 2003
Technology portfolio manager


See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  JGTAX
                               CUSIP                               41014V109
                               Newspaper                             GTrendA
                               SEC number                           811-4079
                               JH fund number                             46

CLASS B                        Ticker                                  JGTBX
                               CUSIP                               41014V208
                               Newspaper                             GTrendB
                               SEC number                           811-4079
                               JH fund number                            146

CLASS C                        Ticker                                  JGTCX
                               CUSIP                               41014V307
                               Newspaper                             GTrendC
                               SEC number                           811-4079
                               JH fund number                            546

INTERNATIONAL FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

-     above-average per share earnings growth

-     high return on invested capital

-     a healthy balance sheet

-     sound financial and accounting policies and overall financial strength

-     strong competitive advantages

-     effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHICS]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '99, 25.37%
WORST QUARTER: Q3 '02, -20.00%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
MSCI ALL COUNTRY WORLD FREE EX-U.S. INDEX, an unmanaged index of freely traded stocks of foreign companies.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995      5.34%
1996     11.37%
1997     -7.73%
1998     17.67%
1999     31.19%
2000    -27.68%
2001    -29.76%
2002    -20.47%
2003     31.29%

2004     13.24%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                                   LIFE OF
                                                  1 YEAR   5 YEAR      10 YEAR     CLASS C
Class A before tax                                 7.56%   -10.62%      -0.47%         --
Class A after tax on distributions                 7.29%   -10.66%      -0.60%         --
Class A after tax on distributions, with sale      5.25%    -8.69%      -0.40%         --
Class B before tax                                 7.56%   -10.69%      -0.53%         --
Class C before tax (began 6-1-98)                 11.38%   -10.35%         --       -3.77%
------------------------------------------------------------------------------------------
MSCI All Country World Free Ex-U.S. Index         18.26%    -2.14%       3.91%       2.50%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations incurrency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

- In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-     Certain derivatives could produce disproportionate losses.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                              CLASS A   CLASS B   CLASS C
Management fee                                          0.90%     0.90%     0.90%
Distribution and service (12b-1) fees                   0.30%     1.00%     1.00%
Other expenses                                          0.87%     0.87%     0.87%
Total fund operating expenses(3)                        2.07%     2.77%     2.77%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  700     $1,116     $1,558     $2,780
Class B with redemption        $  780     $1,159     $1,664     $2,932
Class B without redemption     $  280     $  859     $1,464     $2,932
Class C with redemption        $  380     $  859     $1,464     $3,099
Class C without redemption     $  280     $  859     $1,464     $3,099

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

(3) The adviser has agreed to limit the fund's net operating expenses to 2.35% for Class A and 3.05% for Class B and Class C at least until February 28, 2006.


SUBADVISER

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Responsible for day-to-day investment management

Founded in 1984

Supervised by the adviser

PORTFOLIO MANAGERS


HORACIO A. VALEIRAS
Joined fund team in 2003
Primarily responsible for fund management

LINDA BA
Joined fund team in 2003
Provides research and portfolio management support


See page 44 for the management biographies.

FUND CODES
CLASS A                        Ticker                                  FINAX
                               CUSIP                               409906500
                               Newspaper                               IntlA
                               SEC number                           811-4630
                               JH fund number                             40

CLASS B                        Ticker                                  FINBX
                               CUSIP                               409906609
                               Newspaper                               IntlB
                               SEC number                           811-4630
                               JH fund number                            140

CLASS C                        Ticker                                  JINCX
                               CUSIP                               409906831
                               Newspaper                                  --
                               SEC number                           811-4630
                               JH fund number                            540

LARGE CAP EQUITY FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $624 million to $382 billion as of January 31, 2005). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '99, 31.65%
WORST QUARTER: Q3 '01, -24.00%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995       36.74%
1996       22.21%
1997       36.71%
1998       15.94%
1999       37.89%
2000       -2.93%
2001       -3.36%
2002      -37.83%
2003       23.29%

2004        4.14%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                  1 YEAR      5 YEAR     10 YEAR   LIFE OF
                                                                                   CLASS C
Class A before tax                                -1.07%      -6.58%      10.02%       --
Class A after tax on distributions                -1.13%      -8.07%       8.09%       --
Class A after tax on distributions, with sale     -0.70%      -5.96%       8.06%       --
Class B before tax                                -1.64%      -6.61%       9.93%       --
------------------------------------------------------------------------------------------
Class C before tax (began 5-1-98)                  2.36%      -6.33%         --     -0.06%
Standard & Poor's 500 Index                       10.88%      -2.30%      12.07%     2.69%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a sig-nificant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise, and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A    CLASS B    CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)    5.00%      1.00%


ANNUAL OPERATING EXPENSES                              CLASS A    CLASS B    CLASS C
Management fee                                          0.625%     0.625%     0.625%
Distribution and service (12b-1) fees                    0.25%      1.00%      1.00%
Other expenses                                          0.475%     0.475%     0.475%
Total fund operating expenses                            1.35%      2.10%      2.10%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  631     $  906     $1,202     $2,043
Class B with redemption        $  713     $  958     $1,329     $2,240
Class B without redemption     $  213     $  658     $1,129     $2,240
Class C with redemption        $  313     $  658     $1,129     $2,431
Class C without redemption     $  213     $  658     $1,129     $2,431


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS


TIMOTHY E. KEEFE, CFA
Rejoined fund team in 2004

ROGER C. HAMILTON
Joined fund team in 2004


ROBERT C. JUNKIN, CPA
Joined fund team in 2003

See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  TAGRX
                               CUSIP                               41013P103
                               Newspaper                             LgCpEqA
                               SEC number                           811-0560
                               JH fund number                             50

CLASS B                        Ticker                                  TSGWX
                               CUSIP                               41013P202
                               Newspaper                             LgCpEqB
                               SEC number                           811-0560
                               JH fund number                            150

CLASS C                        Ticker                                  JHLVX
                               CUSIP                               41013P301
                               Newspaper                             LgCpEqC
                               SEC number                           811-0560
                               JH fund number                            550

LARGE CAP SELECT FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.


In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments, and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for ClassA shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '98, 22.56%
WORST QUARTER: Q3 '02, -12.82%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)
STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995          24.97%
1996          21.18%
1997          28.88%
1998          31.45%
1999           5.79%
2000           5.68%
2001          -3.73%
2002         -15.08%
2003          18.15%

2004           5.17%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                                              LIFE OF    LIFE OF
                                                             1 YEAR     5 YEAR     10 YEAR    CLASS B    CLASS C
Class A before tax                                           -0.11%      0.22%      10.63%       --          --
Class A after tax on distributions                           -0.40%     -0.57%       8.58%       --          --
Class A after tax on distributions, with sale                 0.15%     -0.05%       8.31%       --          --
Class B before tax (began 8-25-03)                           -0.60%        --          --      7.59%         --
Class C before tax (began 8-25-03)                            3.40%        --          --        --       10.46%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                  10.88%     -2.30%      12.07%    17.87%      17.87%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.


SHAREHOLDER TRANSACTION EXPENSES(1)                           CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                       5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less            none(2)   5.00%     1.00%


ANNUAL OPERATING EXPENSES                                     CLASS A   CLASS B   CLASS C
Management fee                                                 0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                          0.25%     1.00%     1.00%
Other expenses                                                 1.27%     1.27%     1.27%
Total fund operating expenses                                  2.27%     3.02%     3.02%
Contractual expense reimbursement (at least until 8-22-05)     0.89%     0.89%     0.89%
Net annual operating expenses                                  1.38%     2.13%     2.13%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through August 22, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  633     $1,094     $1,581     $2,919
Class B with redemption        $  716     $1,152     $1,714     $3,109
Class B without redemption     $  216     $  852     $1,514     $3,109
Class C with redemption        $  316     $  852     $1,514     $3,287
Class C without redemption     $  216     $  852     $1,514     $3,287

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

SHAY ASSETS MANAGEMENT, INC.

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

JOHN J. MCCABE
Senior vice president of subadviser
Managed fund since 1991

MARK F. TRAUTMAN
Vice president of subadviser
Managed fund since 1993

See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  MSBFX
                               CUSIP                               409902749
                               Newspaper                                  --
                               SEC number                           811-1677
                               JH fund number                             49

CLASS B                        Ticker                                  JHLBX
                               CUSIP                               409902731
                               Newspaper                                  --
                               SEC number                           811-1677
                               JH fund number                            149

CLASS C                        Ticker                                  JHLCX
                               CUSIP                               409902723
                               Newspaper                                  --
                               SEC number                           811-1677
                               JH fund number                            549

MID CAP GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $1.4 billion to $31.1 billion as of January 31, 2005).


In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '99, 45.43%
WORST QUARTER: Q1 '01, -30.04%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

RUSSELL MIDCAP GROWTH INDEX, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995        34.24%
1996        29.05%
1997         2.37%
1998         6.53%
1999        57.17%
2000       -13.52%
2001       -33.59%
2002       -24.88%
2003        34.83%


2004         4.94%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                                       LIFE OF
                                                   1 YEAR     5 YEAR        10 YEAR    CLASS C
Class A before tax                                 -0.33%     -10.33%        5.65%        --
Class A after tax on distributions                 -0.33%     -10.50%        4.44%        --
Class A after tax on distributions, with sale      -0.21%      -8.43%        4.41%        --
Class B before tax                                 -0.74%     -10.37%        5.60%        --
Class C before tax (began 6-1-98)                   3.26%     -10.02%          --      -0.92%
---------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                        10.88%      -2.30%       12.07%      3.13%
Russell Midcap Growth Index                        15.48%      -3.36%       11.23%      5.21%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                              CLASS A   CLASS B   CLASS C
Management fee                                          0.80%     0.80%     0.80%
Distribution and service (12b-1) fees                   0.30%     1.00%     1.00%
Other expenses                                          0.69%     0.69%     0.69%
Total fund operating expenses                           1.79%     2.49%     2.49%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  673     $1,035     $1,421     $2,500
Class B with redemption        $  752     $1,076     $1,526     $2,654
Class B without redemption     $  252     $  776     $1,326     $2,654
Class C with redemption        $  352     $  776     $1,326     $2,826
Class C without redemption     $  252     $  776     $1,326     $2,826


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGER

THOMAS P. NORTON, CFA
Joined fund team in 2002

See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  SPOAX
                               CUSIP                               409906807
                               Newspaper                             MdCpGrA
                               SEC number                           811-4630
                               JH fund number                             39

CLASS B                        Ticker                                  SPOBX
                               CUSIP                               409906880
                               Newspaper                             MdCpGrB
                               SEC number                           811-4630
                               JH fund number                            139

CLASS C                        Ticker                                  SPOCX
                               CUSIP                               409906823
                               Newspaper                                  --
                               SEC number                           811-4630
                               JH fund number                            539

MULTI CAP GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the manager uses fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '01, 25.85%
WORST QUARTER: Q1 '01, -28.42%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

RUSSELL 1000 GROWTH INDEX, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks).

RUSSELL 2000 GROWTH INDEX, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

2001            -23.89%
2002            -25.53%
2003             34.10%

2004             14.23%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                             LIFE OF     LIFE OF     LIFE OF
                                                  1 YEAR     CLASS A     CLASS B     CLASS C
Class A before tax (began 12-1-00)                  8.52%    -4.22%         --          --
Class A after tax on distributions                  8.52%    -4.38%         --          --
Class A after tax on distributions, with sale       5.54%    -3.66%         --          --
Class B before tax (began 12-1-00)                  8.50%       --       -4.14%         --
Class C before tax (began 12-1-00)                 12.50%       --          --       -3.67%
-------------------------------------------------------------------------------------------
Russell 1000 Growth Index                           6.30%    -6.47%      -6.47%      -6.47%
Russell 2000 Growth Index                          14.31%     2.45%       2.45%       2.45%

[GRAPHICS]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium-size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                           CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                       5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less            none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                                     CLASS A   CLASS B   CLASS C
Management fee                                                 0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                          0.30%     1.00%     1.00%
Other expenses                                                 1.46%     1.46%     1.46%
Total fund operating expenses                                  2.51%     3.21%     3.21%
Contractual expense reimbursement (at least until 2-28-06)     1.11%     1.11%     1.11%
Net annual operating expenses                                  1.40%     2.10%     2.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  635     $1,142     $1,674     $3,124
Class B with redemption        $  713     $1,186     $1,782     $3,275
Class B without redemption     $  213     $  886     $1,582     $3,275
Class C with redemption        $  313     $  886     $1,582     $3,436
Class C without redemption     $  213     $  886     $1,582     $3,436


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGER

ANURAG PANDIT, CFA
Managed fund since it began in 2000

See page 44 for the management biographies

FUND CODES

CLASS A                        Ticker                                  JMGAX
                               CUSIP                               478032709
                               Newspaper                                  --
                               SEC number                           811-3392
                               JH fund number                             10

CLASS B                        Ticker                                  JMGBX
                               CUSIP                               478032808
                               Newspaper                                  --
                               SEC number                           811-3392
                               JH fund number                            110

CLASS C                        Ticker                                  JMGCX
                               CUSIP                               478032881
                               Newspaper                                  --
                               SEC number                           811-3392
                               JH fund number                            510

SMALL CAP EQUITY FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $44 million to $6.3 billion as of January 31, 2005). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '99, 47.75%
WORST QUARTER: Q3 '01, -33.72%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.

STANDARD & POOR'S SMALL CAP 600 INDEX, an unmanaged index of 600 U.S. small-sized companies.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995            20.26%
1996            12.91%
1997            25.25%
1998            -2.10%
1999            98.25%
2000            -6.26%
2001            10.97%
2002           -44.33%
2003            48.91%

2004            12.86%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                                   LIFE OF
                                                 1 YEAR    5 YEAR      10 YEAR     CLASS C
Class A before tax                                7.22%    -1.56%       11.81%        --
Class A after tax on distributions                7.22%    -2.16%       10.34%        --
Class A after tax on distributions, with sale     4.69%    -1.64%        9.58%        --
Class B before tax                                7.05%    -1.60%       11.74%        --
Class C before tax (began 5-1-98)                11.05%    -1.23%          --       7.71%
-----------------------------------------------------------------------------------------
Russell 2000 Index                               18.33%     6.61%       11.54%      5.88%
Standard & Poor's Small Cap 600 Index            22.66%    11.60%       14.29%      8.37%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.


To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives, such as short sales, could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                              CLASS A   CLASS B   CLASS C
Management fee                                          0.70%     0.70%     0.70%
Distribution and service (12b-1) fees                   0.30%     1.00%     1.00%
Other expenses                                          0.51%     0.51%     0.51%
Total fund operating expenses                           1.51%     2.21%     2.21%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  646     $  953     $1,283     $2,211
Class B with redemption        $  724     $  991     $1,385     $2,367
Class B without redemption     $  224     $  691     $1,185     $2,367
Class C with redemption        $  324     $  691     $1,185     $2,544
Class C without redemption     $  224     $  691     $1,185     $2,544

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


PORTFOLIO MANAGERS

ALAN E. NORTON, CFA
Joined fund team in 2002

HENRY E. MEHLMAN, CFA
Joined fund team in 2002


Managers share investment strategy and decisions


See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  SPVAX
                               CUSIP                               409905700
                               Newspaper                             SmCpEqA
                               SEC number                           811-3999
                               JH fund number                             37

CLASS B                        Ticker                                  SPVBX
                               CUSIP                               409905809
                               Newspaper                             SmCpEqB
                               SEC number                           811-3999
                               JH fund number                            137

CLASS C                        Ticker                                  SPVCX
                               CUSIP                               409905882
                               Newspaper                             SmCpEqC
                               SEC number                           811-3999
                               JH fund number                            537

SMALL CAP GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $44 million to $6.3 billion as of January 31, 2005).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '99, 43.86%
WORST QUARTER: Q3 '01, -26.52%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.

RUSSELL 2000 GROWTH INDEX, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995           43.14%
1996           13.76%
1997           15.36%
1998           12.36%
1999           64.96%
2000          -21.48%
2001          -14.22%
2002          -31.54%
2003           30.31%


2004           14.25%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                                     LIFE OF
                                                    1 YEAR    5 YEAR      10 YEAR    CLASS C
Class A before tax                                   8.56%    -8.19%       8.55%        --
Class A after tax on distributions                   8.56%    -8.34%       7.64%        --
Class A after tax on distributions, with sale        5.56%    -6.77%       7.31%        --
Class B before tax                                   8.38%    -8.31%       8.45%        --
Class C before tax (began 6-1-98)                   12.25%    -7.95%         --       2.69%
-------------------------------------------------------------------------------------------
Russell 2000 Index                                  18.33%     6.61%      11.54%      7.12%
Russell 2000 Growth Index                           14.31%    -3.57%       7.12%      2.52%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult for the fund to sell these securities at a desirable price.


To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%

ANNUAL OPERATING EXPENSES                              CLASS A   CLASS B   CLASS C
Management fee                                          0.75%     0.75%     0.75%
Distribution and service (12b-1) fees                   0.25%     1.00%     1.00%
Other expenses                                          0.55%     0.55%     0.55%
Total fund operating expenses                           1.55%     2.30%     2.30%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  650     $  965     $1,302     $2,253
Class B with redemption        $  733     $1,018     $1,430     $2,448
Class B without redemption     $  233     $  718     $1,230     $2,448
Class C with redemption        $  333     $  718     $1,230     $2,636
Class C without redemption     $  233     $  718     $1,230     $2,636

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


PORTFOLIO MANAGERS

ANURAG PANDIT, CFA
Joined fund team in 1996

THOMAS P. NORTON, CFA
Joined fund team in 2003


Managers share investment strategy and decisions


See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  TAEMX
                               CUSIP                               478032105
                               Newspaper                             SmCpGrA
                               SEC number                           811-3392
                               JH fund number                             60

CLASS B                        Ticker                                  TSEGX
                               CUSIP                               478032204
                               Newspaper                             SmCpGrB
                               SEC number                           811-3392
                               JH fund number                            160

CLASS C                        Ticker                                  JSGCX
                               CUSIP                               478032501
                               Newspaper                             SmCpGrC
                               SEC number                           811-3392
                               JH fund number                            560

SOVEREIGN INVESTORS FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On
January 31, 2005, that range was $624 million to $382 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents. In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '98, 15.56%
WORST QUARTER: Q3 '02, -13.87%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1995       29.15%
1996       17.57%
1997       29.14%
1998       15.62%
1999        5.91%
2000        4.08%
2001       -6.06%
2002      -18.68%
2003       19.55%


2004        5.23%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                                        LIFE OF
                                                     1 YEAR      5 YEAR       10 YEAR   CLASS C
Class A before tax                                   -0.05%      -1.02%        8.60%       --
Class A after tax on distributions                   -0.37%      -2.12%        7.03%       --
Class A after tax on distributions, with sale        -0.04%      -1.32%        6.83%       --
Class B before tax                                   -0.55%      -1.03%        8.52%       --
Class C before tax (began 5-1-98)                     3.50%      -0.69%          --      1.00%
----------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                          10.88%      -2.30%       12.07%     2.69%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%     1.00%


ANNUAL OPERATING EXPENSES                              CLASS A   CLASS B   CLASS C
Management fee                                          0.58%     0.58%     0.58%
Distribution and service (12b-1) fees                   0.30%     1.00%     1.00%
Other expenses                                          0.36%     0.36%     0.36%
Total fund operating expenses                           1.24%     1.94%     1.94%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                       YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class A                        $  620     $  874     $1,147     $1,925
Class B with redemption        $  697     $  909     $1,247     $2,083
Class B without redemption     $  197     $  609     $1,047     $2,083
Class C with redemption        $  297     $  609     $1,047     $2,264
Class C without redemption     $  197     $  609     $1,047     $2,264


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS

JOHN F. SNYDER, III
Joined fund team in 1983

BARRY H. EVANS, CFA
Joined fund team in 1996

PETER M. SCHOFIELD, CFA
Joined fund team in 1996

See page 44 for the management biographies.

FUND CODES

CLASS A                        Ticker                                  SOVIX
                               CUSIP                               47803P302
                               Newspaper                              SvInvA
                               SEC number                           811-0560
                               JH fund number                             29

CLASS B                        Ticker                                  SOVBX
                               CUSIP                               47803P401
                               Newspaper                              SvInvB
                               SEC number                           811-0560
                               JH fund number                            129

CLASS C                        Ticker                                  SOVCX
                               CUSIP                               47803P609
                               Newspaper                                  --
                               SEC number                           811-0560
                               JH fund number                            529

U.S. GLOBAL LEADERS GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

- Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

- Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $624 million to $382 billion as of January 31, 2005).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS A, TOTAL RETURNS
BEST QUARTER: Q4 '98, 29.43%
WORST QUARTER: Q3 '98, -16.69%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[BAR CHART]

1996           22.94%
1997           40.68%
1998           31.98%
1999            7.88%
2000            4.15%
2001           -6.83%
2002          -14.51%
2003           19.24%


2004            8.51%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-04

                                                                          LIFE OF    LIFE OF   LIFE OF
                                                      1 YEAR     5 YEAR   CLASS A    CLASS B   CLASS C
Class A before tax (began 9-29-95)                     3.10%      0.39%    11.24%       --        --
Class A after tax on distributions                     3.01%      0.37%    11.19%       --        --
Class A after tax on distributions, with sale          2.02%      0.32%    10.02%       --        --
Class B before tax (began 5-20-02)                     2.67%        --        --      1.14%       --
Class C before tax (began 5-20-02)                     6.67%        --        --        --      2.25%
-----------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                           10.88%     -2.30%     9.97%     5.92%     5.92%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

- In a down market, higher-risk securities could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES(1)                    CLASS A      CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
  as a % of purchase price                              5.00%        none      none
Maximum deferred sales charge (load) as a % of
  purchase or sale price, whichever is less             none(2)      5.00%     1.00%


ANNUAL OPERATING EXPENSES                              CLASS A    CLASS B  CLASS C
Management fee                                          0.75%      0.75%      0.75%
Distribution and service (12b-1) fees                   0.25%      1.00%      1.00%
Other expenses                                          0.36%      0.36%      0.36%
Total fund operating expenses                           1.36%      2.11%      2.11%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                     YEAR 1     YEAR 3     YEAR 5    YEAR 10
Class A                                       $632       $909      $1,207    $2,053
Class B with redemption                       $714       $961      $1,334    $2,250
Class B without redemption                    $214       $661      $1,134    $2,250
Class C with redemption                       $314       $661      $1,134    $2,441
Class C without redemption                    $214       $661      $1,134    $2,441


(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of$1 million or more; see "How sales charges are calculated."

SUBADVISER

SUSTAINABLE GROWTH ADVISERS, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

GORDON M. MARCHAND, CFA, CIC
Managed fund since 1995

GEORGE P. FRAISE
Joined fund team in 2000

ROBERT L. ROHN
Joined fund team in 2003

See page 44 for the management biographies.

FUND CODES

CLASS A     Ticker                USGLX
            CUSIP             409902830
            Newspaper        USGlobLdrs
            SEC number         811-1677
            JH fund number           26

CLASS B     Ticker                USLBX
            CUSIP             409902822
            Newspaper                --
            SEC number         811-1677
            JH fund number          126

CLASS C     Ticker                USLCX
            CUSIP             409902814
            Newspaper                --
            SEC number         811-1677
            JH fund number          526

YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

CLASS A

-     A front-end sales charge, as described at right.

- Distribution and service (12b-1) fees of 0.30% (0.25% for Classic Value, Large Cap Equity, Large Cap Select, Small Cap Growth and U.S. Global Leaders Growth).

CLASS B

-     No front-end sales charge; all your money goes to work for you right away.

-     Distribution and service (12b-1) fees of 1.00%.

-     A deferred sales charge, as described on following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


-     No front-end sales charge; all your money goes to work for you right away.


-     Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.


Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

CLASS A SALES CHARGES

                              AS A % OF          AS A % OF YOUR
YOUR INVESTMENT            OFFERING PRICE*          INVESTMENT
Up to $49,999                      5.00%              5.26%
$50,000 - $99,999                  4.50%              4.71%
$100,000 - $249,999                3.50%              3.63%
$250,000 - $499,999                2.50%              2.56%
$500,000 - $999,999                2.00%              2.04%
$1,000,000 and over           See below


* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER JOHN HANCOCK MUTUAL FUNDS HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the funds' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.



INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

32 YOUR ACCOUNT

CLASS A DEFERRED CHARGES ON $1 MILLION+ INVESTMENTS

                              CDSC ON SHARES
YOUR INVESTMENT                 BEING SOLD
First $1M-$4,999,999               1.00%
Next $1 - $5M above that           0.50%
Next $1 or more above that         0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


CLASS B AND CLASS C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:


CLASS B DEFERRED CHARGES

                                                  CDSC ON
                                               SHARES BEING
YEARS AFTER PURCHASE                               SOLD
1st year                                            5.00%
2nd year                                            4.00%
3rd or 4th year                                     3.00%
5th year                                            2.00%
6th year                                            1.00%
After 6th year                                      none

CLASS C DEFERRED CHARGES

YEARS AFTER PURCHASE                                CDSC
1st year                                            1.00%
After 1st year                                      none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.


To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.


- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulation and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.


- Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).


GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.


TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

                                                                 YOUR ACCOUNT 33

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

-     to make payments through certain systematic withdrawal plans


- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

-     redemptions pursuant to a fund's right to liquidate an account less than
      $1,000

- redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock


-     to make certain distributions from a retirement plan

-     because of shareholder death or disability

TO UTILIZE THIS WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize this privilege you must: Contact your financial representative or Signature Services.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:


- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)


- financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds


- fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)


- individuals transferring assets from an employee benefit plan into a John Hancock fund

- participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)


- participants in certain 529 plans that have a signed agreement with John Hancock Funds (one-year CDSC may apply)

- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs


Class A shares of John Hancock Classic Value Fund may be offered without front-end sales charges or CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund's books in the shareholder's name as of November 8, 2002.

Class A shares of John Hancock Large Cap Select Fund may be offered without front-end sales charges or CDSCs to any shareholder account of M.S.B. Fund, Inc. registered on this fund's books in the shareholder's name as of August 22, 2003.

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund's books in the shareholder's name as of May 17, 2002.


TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).


OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

- dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)


OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The mini mum initial investments for the John Hancock funds are as follows:

      -     non-retirement account: $1,000


      -     retirement account: $500


      -     group investments: $250

      - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month


      - there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee- based or wrap agreement with John Hancock Funds

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.


4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

34 YOUR ACCOUNT

BUYING SHARES

                                   OPENING AN ACCOUNT                                       ADDING TO AN ACCOUNT
BY CHECK

[GRAPHICS]    -  Make out a check for the investment amount, payable     -  Make out a check for the investment amount, payable
                 to  "John Hancock Signature Services, Inc."               to "John Hancock Signature Services, Inc."

              -  Deliver the check and your completed application to     -  Fill out the detachable investment slip from an
                 your financial representative, or mail them to             account statement. If no slip is available, include a
                 Signature Services (address below).                        note specifying the fund name, your share class, your
                                                                            account number and the name(s) in which the account
                                                                            is registered.

                                                                         -  Deliver the check and your investment slip or note to
                                                                            your financial representative, or mail them to
                                                                            Signature Services (address below).

BY EXCHANGE

[GRAPHICS]    -  Call your financial representative or Signature         -  Log on to www.jhfunds.com to process exchanges
                 Services to request an exchange.                           between funds.

                                                                         -  Call EASI-Line for automated service 24 hours a day
                                                                            using your touch-tone phone at 1-800-338-8080.

                                                                         -  Call your financial representative or Signature
                                                                            Services to request an exchange.

BY WIRE

[GRAPHICS]    -  Deliver your completed application to your financial    -  Instruct your bank to wire the amount of your
                 representative, or mail it to Signature Services.          investment to:
                                                                                First Signature Bank & Trust
              -  Obtain your account number by calling your financial           Account #900000260
                 representative or Signature Services.                          Routing # 211475000

              -  Instruct your bank to wire the amount of your              Specify the fund name, your share class, your
                 investment to:                                             account number and the name(s) in which the account
                      First Signature Bank & Trust                          is registered. Your bank may charge a fee to wire
                      Account #900000260                                    funds.
                      Routing # 211475000

                 Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY INTERNET

[GRAPHICS]    See "By exchange" and "By wire."                           -  Verify that your bank or credit union is a member of
                                                                            the Automated Clearing House (ACH) system.

                                                                         -  Complete the "Bank Information" section on your
                                                                            account application.

                                                                         -  Log on to www.jhfunds.com to initiate purchases using
                                                                            your authorized bank account.

BY PHONE

[GRAPHICS]    See "By exchange" and "By wire."                           -  Verify that your bank or credit union is a member of
                                                                            the Automated Clearing House (ACH) system.

                                                                         -  Complete the "Bank Information" section on your
                                                                            account application.

                                                                         -  Call EASI-Line for automated service 24 hours a day
                                                                            using your touch-tone phone at 1 -800-338-8080.

                                                                         -  Call your financial representative or call Signature
                                                                            Services between 8 A.M. and 7 P.M. Eastern Time on
                                                                            most business days.

                                                                         To open or add to an account using the Monthly
                                                                         Automatic Accumulation Program, see "Additional
                                                                         investor services."

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

PHONE NUMBER: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 35

SELLING SHARES

                                                                                   TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER

[GRAPHICS]    -  Accounts of any type.                                   -  Write a letter of instruction or complete a stock
                                                                            power indicating the fund name, your share class,
              -  Sales of any amount.                                       your account number, the name(s) in which the account
                                                                            is registered and the dollar value or number of
                                                                            shares you wish to sell.

                                                                         -  Include all signatures and any additional documents
                                                                            that may be required (see next page).

                                                                         -  Mail the materials to Signature Services.

                                                                         -  A check will be mailed to the name(s) and address in
                                                                            which the account is registered, or otherwise
                                                                            according to your letter of instruction.

BY INTERNET

[GRAPHICS]    -  Most accounts.                                          -  Log on to www.jhfunds.com to initiate redemptions
                                                                            from your funds.
              -  Sales of up to $100,000.

BY PHONE

[GRAPHICS]    -  Most accounts.                                          -  Call EASI-Line for automated service 24 hours a day
                                                                            using your touch-tone phone at 1-800-338-8080.
              -  Sales of up to $100,000.
                                                                         -  Call your financial representative or call Signature
                                                                            Services between 8 A.M. and 7 P.M. Eastern Time on
                                                                            most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHICS]    -  Requests by letter to sell any amount.                  -  To verify that the Internet or telephone redemption
                                                                            privilege is in place on an account, or to request
              -  Requests by Internet or phone to sell up to $100,000.      the form to add it to an existing account, call
                                                                            Signature Services.

                                                                         -  Amounts of $1,000 or more will be wired on the next
                                                                            business day. A $4 fee will be deducted from your
                                                                            account.

                                                                         -  Amounts of less than $1,000 may be sent by EFT or by
                                                                            check. Funds from EFT transactions are generally
                                                                            available by the second business day. Your bank may
                                                                            charge a fee for this service.

BY EXCHANGE

[GRAPHICS]    -  Accounts of any type.                                   -  Obtain a current prospectus for the fund into which
                                                                            you are exchanging by Internet or by calling your
              -  Sales of any amount.                                       financial representative or Signature Services.

                                                                         -  Log on to www.jhfunds.com to process exchanges
                                                                            between your funds.

                                                                         -  Call EASI-Line for automated service 24 hours a day
                                                                            using your touch-tone phone at 1 -800-338-8080.

                                                                         -  Call your financial representative or Signature
                                                                            Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional investor services."

36 YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-     your address of record has changed within the past 30 days

-     you are selling more than $100,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

                       SELLER                                                       REQUIRMENT FOR WRITTEN REQUESTS
Owners of individual, joint or UGMA/UTMA accounts (custodial accounts    -  Letter of instruction.
for minors).
                                                                         -  On the letter, the signatures of all persons
                                                                            authorized to sign for the account, exactly as the
                                                                            account is registered.

                                                                         -  Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general                        - Letter of instruction.
partner or association accounts.
                                                                         -  Corporate business/organization resolution, certified
                                                                            within the past 12 months, or a John Hancock Funds
                                                                            business/organization certification form.

                                                                         -  On the letter and the resolution, the signature of
                                                                            the person(s) authorized to sign for the account.

                                                                         -  Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                                    -  Letter of instruction.

                                                                         -  On the letter, the signature(s) of the trustee(s).

                                                                         -  Copy of the trust document certified within the past
                                                                            12 months or a John Hancock Funds trust
                                                                            certification form.

                                                                         -  Signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship whose             -  Letter of instruction signed by surviving tenant.
co-tenants are deceased.
                                                                         -  Copy of death certificate.

                                                                         -  Signature guarantee if applicable (see above).

Executors of shareholder estates.                                        -  Letter of instruction signed by executor.

                                                                         -  Copy of order appointing executor, certified within
                                                                            the past 12 months.

                                                                         -  Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other sellers                -  Call 1-800-225-5291 for instructions.
or account types not listed above.

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Ma 02217-1000

Phone Number: 1-800-225-5291

OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS AND ASSISTANCE.

                                                                 YOUR ACCOUNT 37

TRANSACTION POLICIES


VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Board of Trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the statement of additional information.


BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in

38 YOUR ACCOUNT
which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

LIMITATIONS ON EXCHANGE ACTIVITY The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

EXCESSIVE TRADING RISK To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

- A fund that invests a material portion of its assets in securities of non-U.S. issuers maybe a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types

                                                                 YOUR ACCOUNT 39
of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

-     after any changes of name or address of the registered owner(s)

-     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced and Sovereign Investors Funds typically declare and pay income dividends quarterly All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $ 10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you maybe asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $ 100 or less and no action is taken, the account will be liquidated.

40 YOUR ACCOUNT

ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

-     Complete the appropriate parts of your account application.

- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

-     Make sure you have at least $5,000 worth of shares in your account.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

- Determine the schedule: monthly, quarterly, semiannually annually or in certain selected months.

- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


RETIREMENT PLANS John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holdings information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


                                                                 YOUR ACCOUNT 41

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Balanced, Classic Value, Focused Equity, Growth Trends, International, Large Cap Equity, Large Cap Select, Mid Cap Growth, Multi Cap Growth, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Focused Equity, Large Cap Equity, Large Cap Select, Mid Cap Growth, Small Cap Equity, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

MANAGEMENT FEES The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

FUND                                       % OF NET ASSETS
Balanced                                        0.60%
Classic Value                                   0.49%*
Core Equity                                     0.75%
Focused Equity                                  0.00%*
Growth Trends                                   0.54%*
International                                   0.90%
Large Cap Equity                               0.625%
Large Cap Select                                0.00%*
Mid Cap Growth                                  0.80%
Multi Cap Growth                                0.00%*
Small Cap Equity                                0.70%
Small Cap Growth                                0.75%
Sovereign Investors                             0.58%
U.S. Global Leaders Growth                      0.75%

* After expense reimbursement

                                  [FLOW CHART]

                                  SHAREHOLDERS

          DISTRIBUTION AND                  FINANCIAL SERVICES FIRMS AND
        SHAREHOLDER SERVICES                    THEIR REPRESENTATIVES

                                       Advise current and prospective share-
                                     holders on their fund investments, often
                                    in the context of an overall financial plan

       PRINCIPAL DISTRIBUTOR                        TRANSFER AGENT

      John Hancock Funds, LLC             John Hancock Signature Services, Inc.

 Markets the funds and distributes          Handles shareholder services,
  shares through selling brokers,           including record-keeping and
   financial planners and other              statements, distribution of
    financial representatives.           dividends and processing of buy and
                                                   sell requests.

                                  SUBADVISERS

                          Independence Investment LLC
                                53 State Street
                                Boston, MA 02109

                               Nicholas-Applegate
                               Capital Management
                               600 West Broadway
                              San Diego, CA 92101

                       Pzena Investment Management, LLC
                              120 West 45th Street
                               New York, NY 10036

                          Shay Assets Management, Inc.
                             230 West Monroe Street
                               Chicago, IL 60606

                        Sustainable Growth Advisers, LP
                                3 Stamford Plaza
                         301 Tresser Blvd., Suite 1310
                               Stamford, CT 06901

                        Provide portfolio management to
                                 certain funds.

         INVESTMENT ADVISER                      CUSTODIAN

     John Hancock Advisers, LLC             The Bank of New York
       101 Huntington Avenue                  One Wall Street            ASSET
       Boston, MA 02199-7603                 New York, NY 10286       MANAGEMENT

  Manages the funds business and'    Holds the funds' assets, settles
       investment activities.        all portfolio trades and collects
                                    most of the valuation data required
                                     for calculating each fund's NAV.

                                    TRUSTEES
                         Oversee the funds' activities.

42 FUND DETAILS

BUSINESS STRUCTURE

SUBADVISERS Independence Investment LLC ("Independence") subadvises Core Equity Fund. Independence was founded in 1982 and provides investment advisory services to individual and institutional investors. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2004, had total assets under management of approximately $ 10 billion.

Nicholas-Applegate Capital Management ("Nicholas-Applegate") subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of December 31, 2004, Nicholas-Applegate had total assets under management of approximately $14.5 billion.

Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal and Chief Executive Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2004, had total assets under management of approximately $10.7 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $4.7 billion in assets as of December 31, 2004, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 331/3% of SGA. Total assets under management by SGA principals as of December 31, 2004 were approximately $1.5 billion.

                                                                 FUND DETAILS 43

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Equity Funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund with a fiscal year end of October 31, 2004 includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund securities, if any.

LINDA BA

Joined Nicholas Applegate Capital Management in 2003
Associate portfolio manager, Artisan Partners (2001-2003)
Vice president, Putnam Investments (1997-2000)

BARRY H. EVANS, CFA

Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

THOMAS M. FINUCANE

Vice president
Rejoined John Hancock Advisers in 2004
Senior vice president and research analyst, State Street Research & Management
 (2002-2004)
Vice president, John Hancock Advisers, LLC (1990-2002)
Began business career in 1983

GEORGE P. FRAISE

Principal of Sustainable Growth Advisers, LP
Executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) Portfolio manager of Scudder Kemper Investments (1997-2000)
Began business career in 1987

ROGER C. HAMILTON

Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980

ROBERT C. JUNKIN, CPA

Vice president
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc. (1997-2002)
Began business career in 1988

GORDON M. MARCHAND, CFA, CIC

Principal of Sustainable Growth Advisers, LP
Chief financial and operating officer of Yeager, Wood & Marshall, Inc.
 (1984-2003)
Began business career in 1978

TIMOTHY E. KEEFE, CFA,

Senior vice president and chief equity officer
Rejoined John Hancock Advisers in 2004
Partner and Portfolio Manager, Thomas Weisel Partners, (2000-2004) Senior vice president, John Hancock Advisers, LLC (1996-2000)
Began business career in 1987

HENRY E. MEHLMAN, CFA

Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Vice president and director of research, Congress Asset Management Co.
 (1999-2001)
Began business career in 1972

JOHN J. MCCABE

Senior vice president of Shay Assets Management, Inc.
Began business career in 1965

LINDA I. MILLER, CFA

Vice president
Joined John Hancock Advisers in 1995
Began business career in 1980

ALAN E. NORTON, CFA

Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
 (1995-2001)
Began business career in 1987

THOMAS P. NORTON, CFA

Vice president
Joined John Hancock Advisers in 2002
Investment manager, Baring Asset Management (1997-2002)
Began business career in 1986

ANURAG PANDIT, CFA

Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

ROBERT L. ROHN

Principal of Sustainable Growth Advisers, LP
Chairman and chief executive officer, W.P. Stewart, Inc. (1991-2003) Began business career in 1983

JAMES K. SCHMIDT, CFA

Executive vice president
Joined John Hancock Advisers in 1992
Began business career in 1979

PETER M. SCHOFIELD, CFA

Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

JOHN F. SNYDER, III

Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

MARK F. TRAUTMAN

Vice president of Shay Assets Management, Inc.
Began business career in 1986

HORACIO A. VALEIRAS

Managing director and chief investment officer of Nicholas Applegate Capital
 Management
Joined subadviser in 2002
Managing director, Morgan Stanley Investment Management (1996-2002)

LISA A. WELCH

Vice president
Joined John Hancock Advisers in 1998 as analyst
Portfolio manager since 2002
Began business career in 1986


44 FUND DETAILS

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

BALANCED FUND

Figures for the year ended 12-31-03 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                  12-31-99(1)  12-31-00(1)  12-31-01(1,2)12-31-02(1)  12-31-03(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                          $    14.06   $    14.05   $    13.03   $    12.02   $     9.61
Net investment income (3)                                           0.35         0.33         0.30         0.23         0.17
Net realized and unrealized gain (loss) on investments              0.18        (0.59)       (0.99)       (2.40)        1.56
TOTAL FROM INVESTMENT OPERATIONS                                    0.53        (0.26)       (0.69)       (2.17)        1.73
LESS DISTRIBUTIONS
From net investment income                                         (0.36)       (0.33)       (0.32)       (0.24)       (0.19)
From net realized gain                                             (0.18)       (0.43)          --           --           --
                                                                   (0.54)       (0.76)       (0.32)       (0.24)       (0.19)
NET ASSET VALUE, END OF PERIOD                                $    14.05   $    13.03   $    12.02   $     9.61   $    11.15
TOTAL RETURN (4) (%)                                                3.89        (1.83)       (5.23)      (18.19)       18.21

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $      131   $      148   $      136   $       85   $       88
Ratio of expenses to average net assets (%)                         1.22         1.31         1.37         1.39         1.41
Ratio of net investment income to average net assets (%)            2.47         2.52         2.45         2.15         1.70
Portfolio turnover (%)                                                94           99           98           86           60

CLASS B SHARES PERIOD ENDED:                                  12-31-99(1)  12-31-00(1)  12-31-01(1,2)12-31-02(1)  12-31-03(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                          $    14.06   $    14.05   $    13.03   $    12.01   $     9.61
Net investment income (3)                                           0.26         0.24         0.22         0.16         0.10
Net realized and unrealized gain (loss) on investments              0.17        (0.59)       (1.00)       (2.40)        1.56
TOTAL FROM INVESTMENT OPERATIONS                                    0.43        (0.35)       (0.78)       (2.24)        1.66
LESS DISTRIBUTIONS
From net investment income                                         (0.26)       (0.24)       (0.24)       (0.16)       (0.12)
From net realized gain                                             (0.18)       (0.43)          --           --           --
                                                                   (0.44)       (0.67)       (0.24)       (0.16)       (0.12)
NET ASSET VALUE, END OF PERIOD                                $    14.05   $    13.03   $    12.01   $     9.61   $    11.15
TOTAL RETURN (4) (%)                                                3.16        (2.51)       (5.99)      (18.71)       17.42

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $      112   $       77   $       46   $       28   $       30
Ratio of expenses to average net assets (%)                         1.92         2.01         2.07         2.09         2.11
Ratio of net investment income to average net assets (%)            1.76         1.78         1.75         1.44         1.00
Portfolio turnover (%)                                                94           99           98           86           60

                                                                 FUND DETAILS 45

BALANCED FUND continued

CLASS C SHARES PERIOD ENDED:                                12-31-99(1,5)  12-31-00(1)   12-31-01(1,2) 12-31-02(1)    12-31-03
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                        $    14.60     $    14.05    $    13.03    $    12.01    $     9.61
Net investment income (3)                                         0.19           0.24          0.21          0.16          0.10
Net realized and unrealized gain (loss) on investments           (0.37)         (0.59)        (0.99)        (2.40)         1.56
TOTAL FROM INVESTMENT OPERATIONS                                 (0.18)         (0.35)        (0.78)        (2.24)         1.66
LESS DISTRIBUTIONS
From net investment income                                       (0.19)         (0.24)        (0.24)        (0.16)        (0.12)
From net realized gain                                           (0.18)         (0.43)           --            --            --
                                                                 (0.37)         (0.67)        (0.24)        (0.16)        (0.12)
NET ASSET VALUE, END OF PERIOD                              $    14.05     $    13.03    $    12.01    $     9.61    $    11.15
TOTAL RETURN (4) (%)                                             (1.15)(6)      (2.51)        (5.99)       (18.71)        17.42

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             --(7)  $        1    $        2    $        2    $        4
Ratio of expenses to average net assets (%)                       1.84(8)        2.01          2.07          2.09          2.11
Ratio of net investment income to average net assets (%)          1.88(8)        1.93          1.76          1.46          0.99
Portfolio turnover (%)                                              94             99            98            86            60

(1) Audited by previous auditor.

(2) As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class Band Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

(3) Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Class C shares began operations on 5-3-99.

(6) Not annualized.

(7) Less than $500,000.

(8) Annualized.

46 FUND DETAILS

CLASSIC VALUE FUND
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                            4-30-99(1)   4-30-00(1)  4-30-01(1)  4-30-02(1)  12-31-02(2,3)   12-31-03
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                    $    14.40   $    11.83  $    11.63  $    16.08  $    18.16     $    15.07
Net investment income (loss) (4)                             (0.05)       (0.06)       0.02        0.05        0.05           0.20
Net realized and unrealized gain (loss) on investments       (2.02)        0.19        4.43        2.42       (2.68)          5.25
Total from investment operations                             (2.07)        0.13        4.45        2.47       (2.63)          5.45
Less distributions
From net investment income                                      --           --          --       (0.06)      (0.02)         (0.13)
From net realized gain                                       (0.50)       (0.33)         --       (0.33)      (0.44)         (0.12)
                                                             (0.50)       (0.33)         --       (0.39)      (0.46)         (0.25)
NET ASSET VALUE, END OF PERIOD                          $    11.83   $    11.63  $    16.08  $    18.16  $    15.07     $    20.27
TOTAL RETURN (5,6) (%)                                      (14.03)        1.34       38.26       15.67      (14.00)(7)      36.25

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $        7   $        5  $       11  $       22  $       22     $      145
Ratio of expenses to average net assets (%)                   1.75         1.75        1.75        1.25        1.27(8)        1.16
Ratio of adjusted expenses to average net assets(9)(%)        2.60         2.99        2.81        2.01        2.57(8)        1.52
Ratio of net investment income (loss) to average
  net assets (%)                                             (0.41)       (0.47)       0.22        0.34        0.44(8)        1.13
Portfolio turnover (%)                                          47           50          78          38          47             25

CLASS B SHARES PERIOD ENDED:                                               12-31-02(10)       12-31-03
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                      $      14.11      $      15.05
Net investment income (loss)(4)                                                     --(11)          0.07

Net realized and unrealized gain on investments                                   0.94              5.24
Total from investment operations                                                  0.94              5.31
LESS DISTRIBUTIONS
From net investment income                                                          --                --(11)
From net realized gain                                                              --             (0.12)
                                                                                    --             (0.12)
NET ASSET VALUE, END OF PERIOD                                            $      15.05      $      20.24
TOTAL RETURN (5,6) (%)                                                            6.66(7)          35.36

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                   $          1      $         47
Ratio of expenses to average net assets (%)                                       2.10(8)           1.91
Ratio of adjusted expenses to average net assets9 (%)                             6.82(8)           2.27
Ratio of net investment income (loss) to average net assets (%)                   0.06(8)          (0.38)(8)
Portfolio turnover (%)                                                              47                25

                                                                 FUND DETAILS 47

CLASSIC VALUE FUND continued

CLASS C SHARES PERIOD ENDED:                                                       12-31-02(10)               12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                               $   14.11                  $   15.05
Net investment income (loss)(4)                                                           --(11)                   0.07
Net realized and unrealized gain on investments                                         0.94                       5.24

TOTAL FROM INVESTMENT OPERATIONS                                                        0.94                       5.31
LESS DISTRIBUTIONS
From net investment income                                                                --                         --(11)
From net realized gain                                                                    --                      (0.12)
                                                                                          --                      (0.12)
NET ASSET VALUE, END OF PERIOD                                                     $   15.05                  $   20.24
TOTAL RETURN(5, 6) (%)                                                                  6.66(7)                   35.36

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                            $       1                  $      82
Ratio of expenses to average net assets (%)                                             2.10(8)                    1.91
Ratio of adjusted expenses to average net assets(9)(%)                                  6.82(8)                    2.26
Ratio of net investment income (loss) to average net assets (%)                        (0.10)(8)                   0.39
Portfolio turnover (%)                                                                    47                         25

(1)  Audited by previous auditor.

(2) Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.

(3)  Effective 12-31-02, the fiscal year changed from April 30 to December 31.

(4)  Based on the average of the shares outstanding.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)  Not annualized.

(8)  Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10) Class B and Class C shares began operations on 11-11-02.

(11) Less than $0.01 per share.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for Class A for the period or year ended April 30, 1999, 2000, 2001 and 2002, and December 31, 2002 and 2003 would have been (14.88%), 0.10%, 37.20%, 14.91%, (14.87%) and 35.89%, respectively. For
Class B, the returns for the period or year ended December 31, 2002 and 2003 would have been 6.00% and 35.00%, respectively, and for Class C, 6.00% and 35.00%, respectively.

48 FUND DETAILS

CORE EQUITY FUND
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                              12-31-99       12-31-00       12-31-01       12-31-02       12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                     $    30.14     $    33.21     $    29.87     $    26.61     $    20.53
Net investment loss(1)                                        (0.02)         (0.06)         (0.03)         (0.02)            --(2)
Net realized and unrealized gain (loss) on investments         3.72          (2.49)         (3.22)         (6.06)          4.86
TOTAL FROM INVESTMENT OPERATIONS                               3.70          (2.55)         (3.25)         (6.08)          4.86
LESS DISTRIBUTIONS
From net realized gain                                        (0.63)         (0.79)         (0.01)            --             --
NET ASSET VALUE, END OF PERIOD                           $    33.21     $    29.87     $    26.61     $    20.53     $    25.39
TOTAL RETURN(3) (%)                                           12.37          (7.75)        (10.87)        (22.85)         23.67

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $      394     $      373     $      255     $      184     $      201
Ratio of expenses to average net assets (%)                    1.37           1.41           1.47           1.60           1.61
Ratio of net investment loss to average net assets (%)        (0.06)         (0.19)         (0.12)         (0.10)         (0.02)
Portfolio turnover (%)                                           98             82             76             64(4)          70

CLASS B SHARES PERIOD ENDED:                              12-31-99       12-31-00       12-31-01       12-31-02       12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                     $    29.75     $    32.54     $    29.06     $    25.71     $    19.70
Net investment loss(1)                                        (0.24)         (0.27)         (0.22)         (0.18)         (0.15)
Net realized and unrealized gain (loss) on investments         3.66          (2.42)         (3.12)         (5.83)          4.64
TOTAL FROM INVESTMENT OPERATIONS                               3.42          (2.69)         (3.34)         (6.01)          4.49
LESS DISTRIBUTIONS
From net realized gain                                        (0.63)         (0.79)         (0.01)            --             --
NET ASSET VALUE, END OF PERIOD                           $    32.54     $    29.06     $    25.71     $    19.70     $    24.19
TOTAL RETURN(3) (%)                                           11.59          (8.35)        (11.49)        (23.38)         22.79

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $      664     $      499     $      377     $      253     $      252
Ratio of expenses to average net assets (%)                    2.07           2.07           2.17           2.30           2.31
Ratio of net investment loss to average net assets (%)        (0.77)         (0.86)         (0.82)         (0.80)         (0.72)
Portfolio turnover (%)                                           98             82             76             64(4)          70

CLASS C SHARES PERIOD ENDED:                              12-31-99       12-31-00      12-31-01        12-31-02       12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                     $    29.75     $    32.54     $    29.05     $    25.70     $    19.69
Net investment loss(1)                                        (0.25)         (0.28)         (0.22)         (0.18)         (0.15)
Net realized and unrealized gain (loss) on investments         3.67          (2.42)         (3.12)         (5.83)          4.64
TOTAL FROM INVESTMENT OPERATIONS                               3.42          (2.70)         (3.34)         (6.01)          4.49
LESS DISTRIBUTIONS
From net realized gain                                        (0.63)         (0.79)         (0.01)            --             --
NET ASSET VALUE, END OF PERIOD                           $    32.54     $    29.05     $    25.70     $    19.69     $    24.18
TOTAL RETURN(3) (%)                                           11.59          (8.38)        (11.49)        (23.39)         22.80

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $       30     $       32     $       30     $       23     $       24
Ratio of expenses to average net assets (%)                    2.08           2.11           2.17           2.30           2.31
Ratio of net investment loss to average net assets (%)        (0.80)         (0.89)         (0.82)         (0.80)         (0.72)
Portfolio turnover (%)                                           98             82             76             64(4)          70

(1)  Based on the average of the shares outstanding.

(2)  Less than $0.01 per share.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)  Excludes merger activity.

                                                                 FUND DETAILS 49

FOCUSED EQUITY FUND
Figures audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                              10-31-01(1,2)     10-31-02(2)      10-31-03        10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.00       $     7.17       $    4.66       $    6.34
Net investment loss(3)                                          (0.10)           (0.06)          (0.05)          (0.05)
Net realized and unrealized gain (loss) on investments          (2.73)           (2.45)           1.73            0.24
TOTAL FROM INVESTMENT OPERATIONS                                (2.83)           (2.51)           1.68            0.19
NET ASSET VALUE, END OF PERIOD                             $     7.17       $     4.66       $    6.34       $    6.53
TOTAL RETURN(4,5) (%)                                          (28.30)(6)       (35.01)          36.05            3.00

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $       12       $        6       $       6       $       6
Ratio of expenses to average net assets (%)                      1.50(7)          1.50            1.50            1.50
Ratio of adjusted expenses to average net assets(8) (%)          2.47(7)          2.13            2.68            2.39
Ratio of net investment loss to average net assets (%)          (1.09)(7)        (0.89)          (0.97)          (0.80)
Portfolio turnover (%)                                             97              144              46              50

CLASS B SHARES PERIOD ENDED:                               10-31-01(1,2)    10-31-02(2)       10-31-03        10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.00       $     7.12       $    4.59       $    6.21
Net investment loss(3)                                          (0.17)           (0.10)          (0.08)          (0.09)
Net realized and unrealized gain (loss) on investments          (2.71)           (2.43)           1.70            0.23
TOTAL FROM INVESTMENT OPERATIONS                                (2.88)           (2.53)           1.62            0.14
NET ASSET VALUE, END OF PERIOD                             $     7.12       $     4.59       $    6.21       $    6.35
TOTAL RETURN(4,5) (%)                                          (28.80)(6)       (35.53)          35.29            2.25

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $       11       $        5       $       6       $       5
Ratio of expenses to average net assets (%)                      2.20(7)          2.18            2.17            2.20
Ratio of adjusted expenses to average net assets(8) (%)          3.17(7)          2.81            3.35            3.09
Ratio of net investment loss to average net assets (%)          (1.80)(7)        (1.57)          (1.64)          (1.50)
Portfolio turnover (%)                                             97              144              46              50

CLASS C SHARES PERIOD ENDED:                               10-31-01(1,2)    10-31-02(2)      10-31-03        10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.00       $     7.12       $    4.59       $    6.21
Net investment loss(3)                                          (0.17)           (0.10)          (0.09)          (0.09)
Net realized and unrealized gain (loss) on investments          (2.71)           (2.43)           1.71            0.23
TOTAL FROM INVESTMENT OPERATIONS                                (2.88)           (2.53)           1.62            0.14
NET ASSET VALUE, END OF PERIOD                             $     7.12       $     4.59       $    6.21       $    6.35
TOTAL RETURN(4,5) (%)                                          (28.80)(6)       (35.53)          35.29            2.25

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $        4       $        2       $       2       $       2
Ratio of expenses to average net assets (%)                      2.20(7)          2.20            2.20            2.20
Ratio of adjusted expenses to average net assets(8) (%)          3.17(7)          2.83            3.38            3.09
Ratio of net investment loss to average net assets (%)          (1.78)(7)        (1.59)          (1.67)          (1.49)
Portfolio turnover (%)                                             97              144              46              50

(1)  Class A, Class B and Class C shares began operations on 11-1-00.

(2)  Audited by previous auditor.

(3)  Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)  Not annualized.

(7)  Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the years ended October 31, 2001, 2002, 2003 and 2004 would have been (29.27%), (35.64%), 34.87% and 2.11% for
Class A, (29.77%), (36.16%), 34.11% and 1.36% for Class B and (29.77%),
(36.16%), 34.11% and 1.36% for Class C, respectively.

50 FUND DETAILS

GROWTH TRENDS FUND
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                       10-31-00(1)   10-31-01      10-31-02      10-31-03     10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.00     $     9.54    $     5.87    $     4.49    $    5.51
Net investment income (loss)(2)                                        0.01          (0.05)        (0.05)        (0.03)       (0.04)
Net realized and unrealized gain (loss) on investments                (0.47)         (3.61)        (1.33)         1.05         0.20
TOTAL FROM INVESTMENT OPERATIONS                                      (0.46)         (3.66)        (1.38)         1.02         0.16
LESS DISTRIBUTIONS
From net investment income                                               --          (0.01)           --            --           --
NET ASSET VALUE, END OF PERIOD                                    $    9.54     $     5.87    $     4.49    $     5.51    $    5.67
TOTAL RETURN(3,4) (%)                                                 (4.60)(5)     (38.37)       (23.51)        22.72         2.90

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $      86     $       99    $       65    $       69    $      58
Ratio of expenses to average net assets (%)                            1.65(6)        1.65          1.65          1.65         1.65
Ratio of adjusted expenses to average net assets(7) (%)                1.75(6)        1.85          1.88          2.02         1.86
Ratio of net investment income (loss) to average net assets (%)        0.57(6)       (0.70)        (0.91)        (0.64)       (0.62)
Portfolio turnover (%)                                                   11            116            68            76           40

CLASS B SHARES PERIOD ENDED:                                       10-31-00(1)   10-31-01      10-31-02      10-31-03     10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.00     $     9.54    $     5.83    $     4.42    $    5.40
Net investment loss(2)                                                   --(8)       (0.10)        (0.09)        (0.06)       (0.07)
Net realized and unrealized gain (loss) on investments                (0.46)         (3.61)        (1.32)         1.04         0.18
TOTAL FROM INVESTMENT OPERATIONS                                      (0.46)         (3.71)        (1.41)         0.98         0.11
NET ASSET VALUE, END OF PERIOD                                    $    9.54     $     5.83    $     4.42    $     5.40    $    5.51
TOTAL RETURN(3,4) (%)                                                 (4.60)(5)     (38.89)       (24.19)        22.17         2.04

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $     125     $      161    $      102    $      104    $      85
Ratio of expenses to average net assets (%)                            2.34(6)        2.35          2.35          2.35         2.35
Ratio of adjusted expenses to average net assets(7) (%)                2.44(6)        2.55          2.58          2.72         2.56
Ratio of net investment loss to average net assets (%)                (0.13)(6)      (1.40)        (1.61)        (1.34)       (1.32)
Portfolio turnover (%)                                                   11            116            68            76           40

CLASS C SHARES PERIOD ENDED:                                       10-31-00(1)   10-31-01      10-31-02      10-31-03     10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.00     $     9.54    $     5.83    $     4.42    $    5.40
Net investment loss(2)                                                   --(8)       (0.10)        (0.09)        (0.06)       (0.07)
Net realized and unrealized gain (loss) on investments                (0.46)         (3.61)        (1.32)         1.04         0.18
TOTAL FROM INVESTMENT OPERATIONS                                      (0.46)         (3.71)        (1.41)         0.98         0.11
NET ASSET VALUE, END OF PERIOD                                    $    9.54     $     5.83    $     4.42    $     5.40    $    5.51
TOTAL RETURN(3,4) (%)                                                 (4.60)(5)     (38.89)       (24.19)        22.17         2.04

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $      53     $       69    $       42    $       41    $      31
Ratio of expenses to average net assets (%)                            2.34(6)        2.35          2.35          2.35         2.35
Ratio of adjusted expenses to average net assets(7) (%)                2.44(6)        2.55          2.58          2.72         2.56
Ratio of net investment loss to average net assets (%)                (0.13)(6)      (1.40)        (1.61)        (1.34)       (1.32)
Portfolio turnover (%)                                                   11            116            68            76           40

(1)  Class A, Class B and Class C shares began operations on 9-22-00.

(2)  Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Not annualized.

(6)  Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)  Less than $0.01 per share.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the period or years ended October 31, 2000, 2001, 2002, 2003 and 2004 would have been (4.61%), (38.57%), (23.74%),
22.35% and 2.69% for Class A, (4.61%), (39.09%), (24.42%), 21.80% and 1.83% for
Class B and (4.61%), (39.09%), (24.42%), 21.80% and 1.83% for Class C,
respectively.

                                                                 FUND DETAILS 51

INTERNATIONAL FUND
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                10-31-00       10-31-01       10-31-02        10-31-03        10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.95     $     9.45     $      6.18     $      5.10     $     6.21
Net investment loss(1)                                          (0.04)         (0.05)          (0.04)          (0.04)         (0.02)
Net realized and unrealized gain (loss) on investments          (1.01)         (3.22)          (1.04)           1.15           0.59
TOTAL FROM INVESTMENT OPERATIONS                                (1.05)         (3.27)          (1.08)           1.11           0.57
LESS DISTRIBUTIONS
From net realized gain                                          (0.45)            --              --              --             --
NET ASSET VALUE, END OF PERIOD                             $     9.45     $     6.18     $      5.10     $      6.21     $     6.78
TOTAL RETURN(2,3) (%)                                          (10.15)        (34.60)         (17.48)          21.76           9.18

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $       15     $        8     $         6     $        62     $       64
Ratio of expenses to average net assets (%)                      1.88           2.23            2.38            2.45           2.04
Ratio of adjusted expenses to average net assets(4) (%)          3.44           3.83            4.43            3.00           2.07
Ratio of net investment loss to average net assets (%)          (0.43)         (0.65)          (0.68)          (0.63)         (0.27)
Portfolio turnover (%)                                            163            278             228(5)          216(5)         201

CLASS B SHARES PERIOD ENDED:                                10-31-00       10-31-01       10-31-02        10-31-03        10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $    10.55     $     9.04     $      5.86     $      4.81     $     5.81
Net investment loss(1)                                          (0.12)         (0.10)          (0.08)          (0.07)         (0.06)
Net realized and unrealized gain (loss) on investments          (0.94)         (3.08)          (0.97)           1.07           0.55
TOTAL FROM INVESTMENT OPERATIONS                                (1.06)         (3.18)          (1.05)           1.00           0.49
LESS DISTRIBUTIONS
From net realized gain                                          (0.45)            --              --              --             --
NET ASSET VALUE, END OF PERIOD                             $     9.04     $     5.86     $      4.81     $      5.81     $     6.30
TOTAL RETURN(2,3) (%)                                          (10.65)        (35.18)         (17.92)          20.79           8.43

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $       12     $        6     $         5     $        30     $       26
Ratio of expenses to average net assets (%)                      2.57           2.93            3.08            3.15           2.74
Ratio of adjusted expenses to average net assets(4) (%)          4.13           4.53            5.13            3.70           2.77
Ratio of net investment loss to average net assets (%)          (1.13)         (1.34)          (1.38)          (1.28)         (0.98)
Portfolio turnover (%)                                            163            278             228(5)          216(5)         201

52 FUND DETAILS

CLASS C SHARES PERIOD ENDED:                                  10-31-00       10-31-01       10-31-02       10-31-03       10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                         $    10.57     $     9.05     $     5.87     $      4.81    $     5.81
Net investment loss(1)                                            (0.11)         (0.10)         (0.08)          (0.06)        (0.06)
Net realized and unrealized gain (loss) on investments            (0.96)         (3.08)         (0.98)           1.06          0.55
TOTAL FROM INVESTMENT OPERATIONS                                  (1.07)         (3.18)         (1.06)           1.00          0.49
LESS DISTRIBUTIONS
From net realized gain                                            (0.45)            --             --              --            --
NET ASSET VALUE, END OF PERIOD                               $     9.05     $     5.87     $     4.81     $      5.81    $     6.30
TOTAL RETURN(2,3) (%)                                            (10.72)        (35.14)        (18.06)          20.79          8.43

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $        1     $        1     $        1     $         3    $        4
Ratio of expenses to average net assets (%)                        2.57           2.93           3.08            3.15          2.73
Ratio of adjusted expenses to average net assets(4) (%)            4.13           4.53           5.13            3.70          2.76
Ratio of net investment loss to average net assets (%)            (1.07)         (1.35)         (1.38)          (1.11)        (0.96)
Portfolio turnover (%)                                              163            278            228(5)          216(5)        201

(1)  Based on the average of the shares outstanding.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4) Does not take into consideration expense reductions during the periods shown.

(5)  Excludes merger activity.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the periods or years ended October 31, 2000, 2001, 2002, 2003 and 2004 would have been (11.71%), (36.20%),
(19.53%), 21.21% and 9.15% for Class A, (12.21%), (36.78%), (19.97%), 20.24% and
8.40% for Class B and (12.28%), (36.74%), (20.11%), 20.24% and 8.40% for Class
C, respectively.


                                                                 FUND DETAILS 53

LARGE CAP EQUITY FUND
Figures for the year 12-31-03 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                      12-31-99(1)   12-31-00(1)  12-31-01(1)  12-31-02(1)     12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                              $   21.26     $    27.02   $    20.93   $    19.10     $    11.85
Net investment income (loss)(2)                                        0.09(3)       (0.10)       (0.10)          --(4)        0.01
Net realized and unrealized gain (loss) on investments                 7.80           0.07        (0.62)       (7.23)          2.75
TOTAL FROM INVESTMENT OPERATIONS                                       7.89          (0.03)       (0.72)       (7.23)          2.76
LESS DISTRIBUTIONS
From net realized gain                                                (2.13)         (6.06)       (1.11)       (0.02)            --
NET ASSET VALUE, END OF PERIOD                                    $   27.02     $    20.93   $    19.10   $    11.85     $    14.61
TOTAL RETURN(5) (%)                                                   37.89          (2.93)       (3.36)      (37.83)         23.29

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $     604     $      774   $      768   $      365     $      376
Ratio of expenses to average net assets (%)                            1.17           1.14         1.23         1.28           1.35
Ratio of net investment income (loss) to average net assets (%)        0.40          (0.39)       (0.50)        0.02           0.10
Portfolio turnover (%)                                                  113            112           71          114            140

CLASS B SHARES PERIOD ENDED:                                      12-31-99(1)   12-31-00(1)  12-31-01(1)  12-31-02(1)     12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                              $   21.20     $    26.79   $    20.52   $    18.55     $    11.42
Net investment loss(2)                                                (0.07)         (0.30)       (0.25)       (0.11)         (0.08)
Net realized and unrealized gain (loss) on investments                 7.75           0.09        (0.61)       (7.00)          2.64
TOTAL FROM INVESTMENT OPERATIONS                                       7.68          (0.21)       (0.86)       (7.11)          2.56
LESS DISTRIBUTIONS
From net realized gain                                                (2.09)         (6.06)       (1.11)       (0.02)            --
NET ASSET VALUE, END OF PERIOD                                    $   26.79     $    20.52   $    18.55   $    11.42     $    13.98
TOTAL RETURN(5) (%)                                                   36.95          (3.64)       (4.12)      (38.31)         22.42

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $     768     $      791   $      718   $      290     $      267
Ratio of expenses to average net assets (%)                            1.88           1.89         1.98         2.03           2.10
Ratio of net investment loss to average net assets (%)                (0.31)         (1.13)       (1.25)       (0.74)         (0.66)
Portfolio turnover (%)                                                  113            112           71          114            140

CLASS C SHARES PERIOD ENDED:                                      12-31-99(1)   12-31-00(1)  12-31-01(1)  12-31-02(1)     12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                              $   21.20     $    26.79   $    20.52   $    18.55     $    11.42
Net investment loss(2)                                                (0.09)         (0.29)       (0.25)       (0.11)         (0.08)
Net realized and unrealized gain (loss) on investments                 7.77           0.08        (0.61)       (7.00)          2.64
TOTAL FROM INVESTMENT OPERATIONS                                       7.68          (0.21)       (0.86)       (7.11)          2.56
LESS DISTRIBUTIONS
From net realized gain                                                (2.09)         (6.06)       (1.11)       (0.02)            --
NET ASSET VALUE, END OF PERIOD                                    $   26.79     $    20.52   $    18.55   $    11.42     $    13.98
TOTAL RETURN(5) (%)                                                   36.94          (3.64)       (4.12)      (38.31)         22.42

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           $      13     $       66   $      120   $       40     $       35
Ratio of expenses to average net assets (%)                            1.92           1.89         1.98         2.03           2.10
Ratio of net investment loss to average net assets (%)                (0.40)         (1.14)       (1.25)       (0.75)         (0.66)
Portfolio turnover (%)                                                  113            112           71          114            140

(1)  Audited by previous auditor.

(2)  Based on the average of the shares outstanding.

(3) Class A has net investment income because of its relatively lower class expenses, as compared to other share classes.

(4)  Less than $0.01 per share.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

54 FUND DETAILS

LARGE CAP SELECT FUND
Figures for the year ended 12-31-03 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                       12-31-99(1)   12-31-00(1) 112-31-01(1)  12-31-02(1)   12-31-03(2)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                               $   21.49     $   21.09    $   20.74    $   18.78     $   15.27
Net investment income (loss)(3)                                         0.01            --(4)     (0.03)          --(4)      (0.01)
Net realized and unrealized gain (loss) on investments                  1.20          1.18        (0.74)       (2.83)         2.63
TOTAL FROM INVESTMENT OPERATIONS                                        1.21          1.18        (0.77)       (2.83)         2.62
LESS DISTRIBUTIONS
From net investment income                                             (0.01)           --           --           --            --
From net realized gains                                                (1.60)        (1.53)       (1.19)       (0.68)        (0.09)
                                                                       (1.61)        (1.53)       (1.19)       (0.68)        (0.09)
NET ASSET VALUE, END OF PERIOD                                     $   21.09     $   20.74    $   18.78    $   15.27     $   17.80
TOTAL RETURN(5,6) (%)                                                   5.79          5.68        (3.73)      (15.08)        17.15

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                            $      68     $      64    $      59    $   50        $      55
Ratio of expenses to average net assets (%)                             1.24          1.31         1.44         1.38          1.51
Ratio of adjusted expenses to average net assets(7) (%)                 1.26          1.43         1.52         1.48          1.89
Ratio of net investment income (loss) to average net assets (%)         0.03         (0.01)       (0.14)       (0.01)        (0.03)
Portfolio turnover (%)                                                    22            15           13           18            22

CLASS B SHARES PERIOD ENDED:                                                                       12-31-03(2,8)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $   16.29
Net investment loss(3)                                                                                   (0.03)
Net realized and unrealized gain on investments                                                           1.59
TOTAL FROM INVESTMENT OPERATIONS                                                                          1.56
LESS DISTRIBUTIONS
From net realized gains                                                                                  (0.09)
NET ASSET VALUE, END OF PERIOD                                                                       $   17.76
TOTAL RETURN(5,6) (%)                                                                                     9.57(9)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                              $       2
Ratio of expenses to average net assets (%)                                                               2.13(10)
Ratio of adjusted expenses to average net assets(7) (%)                                                   3.02(10)
Ratio of net investment loss to average net assets (%)                                                   (0.49)(10)
Portfolio turnover (%)                                                                                      22

                                                                 FUND DETAILS 55

LARGE CAP SELECT FUND continued

CLASS C SHARES PERIOD ENDED:                                                                              12-31-03(8)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                                                      $    16.29
Net investment loss (3)                                                                                        (0.03)
Net realized and unrealized gain on investments                                                                 1.59
TOTAL FROM INVESTMENT OPERATIONS                                                                                1.56
LESS DISTRIBUTIONS
From net realized gain                                                                                         (0.09)
NET ASSET VALUE, END OF PERIOD                                                                            $    17.76
TOTAL RETURN (5,6) (%)                                                                                          9.57(9)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                                   $        1
Ratio of expenses to average net assets (%)                                                                     2.13(10)
Ratio of adjusted expenses to average net assets (7) (%)                                                        3.02(10)
Ratio of net investment loss to average net assets (%)                                                         (0.45)(10)
Portfolio turnover (%)                                                                                            22

(1) December 31, 2002 audited by previous auditor. December 31, 2001, 2000and 1999 audited by other auditors.

(2) Effective 8-25-03, shareholders of the former M.S. B. Fund, Inc. became owners of an equal number of full and fractional shares of Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

(3)   Based on the average of the shares outstanding.

(4)   Less than $0.01 per share.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7) Does not take into consideration expense reductions during the period shown.

(8)   Class B and Class C shares began operations on 8-25-03.

(9)   Not annualized.

(10)  Annualized.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for Class A for the years ended December 31, 1999, 2000, 2001, 2002 and 2003 would have been 5.77%, 5.56%, (3.81 %),
(15.18%) and 16.77%, respectively, and the returns for the period ended December 31, 2003, 9.26% for Class B and 9.26% for Class C, respectively.

56 FUND DETAILS

MID CAP GROWTH FUND
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                  10-31-00   10-31-01          10-31-02       10-31-03      10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 12.85    $ 16.03           $  7.66       $  6.47       $  8.43
Net investment loss(1)                                           (0.17)     (0.12)            (0.11)        (0.11)        (0.12)
Net realized and unrealized gain (loss) on investments            4.23      (7.48)            (1.08)         2.07          0.02
TOTAL FROM INVESTMENT OPERATIONS                                  4.06      (7.60)            (1.19)         1.96         (0.10)
LESS DISTRIBUTIONS
From net realized gain                                           (0.88)     (0.77)               --            --            --
NET ASSET VALUE, END OF PERIOD                                 $ 16.03    $  7.66           $  6.47       $  8.43       $  8.33
TOTAL RETURN (2) (%)                                             33.26     (49.87)           (15.54)        30.29         (1.19)(3)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $   176    $    85           $    85       $   107       $    98
Ratio of expenses to average net assets (%)                       1.46       1.63              1.89          1.98          1.75
Ratio of adjusted expenses to average net assets (4) (%)            --         --                --            --          1.79
Ratio of net investment loss to average net assets (%)           (1.08)     (1.13)            (1.52)        (1.62)        (1.44)
Portfolio turnover (%)                                             146        211               267(5)        183            75

CLASS B SHARES PERIOD ENDED:                                  10-31-00   10-31-01          10-31-02      10-31-03       10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 12.22    $ 15.08           $  7.13       $  5.98       $  7.74
Net investment loss(1)                                           (0.27)     (0.18)            (0.16)        (0.15)        (0.17)
Net realized and unrealized gain (loss) on investments            4.01      (7.00)            (0.99)         1.91          0.02
TOTAL FROM INVESTMENT OPERATIONS                                  3.74      (7.18)            (1.15)         1.76         (0.15)
LESS DISTRIBUTIONS
From net realized gain                                           (0.88)     (0.77)               --            --            --
NET ASSET VALUE, END OF PERIOD                                 $ 15.08    $  7.13           $  5.98       $  7.74       $  7.59
TOTAL RETURN (2) (%)                                             32.30     (50.24)           (16.13)        29.43         (1.94)(3)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $   241    $   101           $    46       $    48       $    34
Ratio of expenses to average net assets (%)                       2.16       2.33              2.56          2.67          2.45
Ratio of adjusted expenses to average net assets (4) (%)            --         --                --            --          2.49
Ratio of net investment loss to average net assets (%)           (1.78)     (1.83)            (2.20)        (2.31)        (2.14)
Portfolio turnover (%)                                             146        211               267(5)        183            75

CLASS C SHARES PERIOD ENDED:                                  10-31-00    10-31-01         10-31-02      10-31-03       10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 12.21    $ 15.07           $  7.13       $  5.99       $  7.74
Net investment loss (1)                                          (0.27)     (0.18)            (0.16)        (0.15)        (0.17)
Net realized and unrealized gain (loss) on investments            4.01      (6.99)            (0.98)         1.90          0.02
TOTAL FROM INVESTMENT OPERATIONS                                  3.74      (7.17)            (1.14)         1.75         (0.15)
LESS DISTRIBUTIONS
From net realized gain                                           (0.88)     (0.77)               --            --            --
NET ASSET VALUE, END OF PERIOD                                 $ 15.07    $  7.13           $  5.99       $  7.74       $  7.59
TOTAL RETURN (2) (%)                                             32.32     (50.21)           (15.99)        29.22         (1.94)(3)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $     5    $     3           $     2       $     3       $     3
Ratio of expenses to average net assets (%)                       2.16       2.33              2.58          2.68          2.45
Ratio of adjusted expenses to average net assets (4) (%)            --         --                --            --          2.49
Ratio of net investment loss to average net assets (%)           (1.80)     (1.83)            (2.21)        (2.32)        (2.14)
Portfolio turnover (%)                                             146        211               267(5)        183            75

(1)   Based on the average of the shares outstanding.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Does not take into consideration expense reductions during the period shown.

(4) Total return would have been lower had certain expenses not been reduced during the period shown.

(5)   Excludes merger activity.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the year ended October 31, 2004 would have been (1.23%) for Class A, (1.98%) for Class B and (1.98%) for Class C.

                                                                 FUND DETAILS 57

MULTI CAP GROWTH FUND
Figures for the years ended 10-31-03 and 10-31-04 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                            10-31-01(1,2)   10-31-02(2)  10-31-03     10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00       $   6.78     $   5.71     $   7.33
Net investment loss (3)                                     (0.05)         (0.06)       (0.03)       (0.05)
Net realized and unrealized gain (loss) on investments      (3.17)         (0.91)        1.65         0.64
TOTAL FROM INVESTMENT OPERATIONS                            (3.22)         (0.97)        1.62         0.59
LESS DISTRIBUTIONS
From net investment income                                     --          (0.10)          --           --
NET ASSET VALUE, END OF PERIOD                            $  6.78       $   5.71     $   7.33     $   7.92
TOTAL RETURN (4,5) (%)                                     (32.20)(6)     (14.24)       28.37         8.05

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $     2       $      2     $      3     $      5
Ratio of expenses to average net assets (%)                  1.40(7)        1.40         1.40         1.40
Ratio of adjusted expenses to average net assets (8) (%)     6.03(7)        4.05         3.29         2.51
Ratio of net investment loss to average net assets (%)      (0.80)(7)      (0.96)       (0.55)       (0.71)
Portfolio turnover (%)                                        106            103           66           64

CLASS B SHARES PERIOD ENDED:                            10-31-01(1,2)   10-31-02(2)  10-31-03     10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00       $   6.74     $   5.68     $   7.24
Net investment loss (3)                                     (0.10)         (0.11)       (0.08)       (0.10)
Net realized and unrealized gain (loss) on investments      (3.16)         (0.89)        1.64         0.63
TOTAL FROM INVESTMENT OPERATIONS                            (3.26)         (1.00)        1.56         0.53
LESS DISTRIBUTIONS
From net investment income                                     --          (0.06)          --           --
NET ASSET VALUE, END OF PERIOD                            $  6.74       $   5.68     $   7.24     $   7.77
TOTAL RETURN (4,5) (%)                                     (32.60)(6)     (14.80)       27.46         7.32

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $     1       $      1     $      3     $      3
Ratio of expenses to average net assets (%)                  2.10(7)        2.10         2.10         2.06
Ratio of adjusted expenses to average net assets (8) (%)     6.73(7)        4.75         3.99         3.17
Ratio of net investment loss to average net assets (%)      (1.57)(7)      (1.66)       (1.27)       (1.37)
Portfolio turnover (%)                                        106            103           66           64

CLASS C SHARES PERIOD ENDED:                            10-31-01(1,2)   10-31-02(2)  10-31-03     10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00       $   6.74     $   5.68     $   7.24
Net investment loss (3)                                     (0.10)         (0.11)       (0.08)       (0.11)
Net realized and unrealized gain (loss) on investments      (3.16)         (0.89)        1.64         0.64
TOTAL FROM INVESTMENT OPERATIONS                            (3.26)         (1.00)        1.56         0.53
LESS DISTRIBUTIONS
From net investment income                                     --          (0.06)          --           --
NET ASSET VALUE, END OF PERIOD                            $  6.74       $   5.68     $   7.24     $   7.77
TOTAL RETURN (4,5) (%)                                     (32.60)(6)     (14.79)       27.46         7.32

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                   $     1       $      1     $      1     $      2
Ratio of expenses to average net assets (%)                  2.10(7)        2.09         2.10         2.10
Ratio of adjusted expenses to average net assets (8) (%)     6.72(7)        4.74         3.99         3.21
Ratio of net investment loss to average net assets (%)      (1.56)(7)      (1.65)       (1.26)       (1.39)
Portfolio turnover (%)                                        106            103           66           64

(1)   Class A, Class B and Class C shares began operations on 12-1-00.

(2)   Audited by previous auditor.

(3)   Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)   Not annualized.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the periods shown.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the period or the years ended October 31, 2001, 2002, 2003 and 2004 would have been (36.45%), (16.89%), 26.48%
and 6.94% for Class A, (36.85%), (17.45%), 25.57% and 6.21% for Class Band
(36.84%), (17.44%), 25.57% and 6.21% for Class C, respectively.

58 FUND DETAILS

SMALL CAP EQUITY FUND
Figures for the years ended 10-31-03 and 10-31-04 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                 10-31-00(1)      10-31-01(1)     10-31-02(1)    10-31-03    10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                         $  17.27          $  22.07       $  16.59       $  11.43    $  15.61
Net investment loss (2)                                         (0.18)            (0.18)         (0.16)         (0.12)      (0.13)
Net realized and unrealized gain (loss) on investments           6.35             (3.49)         (4.83)          4.30        1.90
TOTAL FROM INVESTMENT OPERATIONS                                 6.17             (3.67)         (4.99)          4.18        1.77
LESS DISTRIBUTIONS
From net realized gain                                          (1.37)            (1.81)         (0.17)            --          --
NET ASSET VALUE, END OF PERIOD                               $  22.07          $  16.59       $  11.43       $  15.61    $  17.38
TOTAL RETURN (3) (%)                                            37.75            (18.02)        (30.44)         36.57       11.34(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $    276          $    353       $    201       $    220    $    213
Ratio of expenses to average net assets (%)                      1.36              1.35           1.58           1.83        1.48
Ratio of adjusted expenses to average net assets (5) (%)           --                --             --             --        1.51
Ratio of net investment loss to average net assets (%)          (0.77)            (0.95)         (1.00)         (0.91)      (0.79)
Portfolio turnover (%)                                             36                66             44             52          54

CLASS B SHARES PERIOD ENDED:                                 10-31-00(1)      10-31-01(1)     10-31-02(1)    10-31-03    10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                         $  16.98          $  21.51       $  16.02       $  10.96    $  14.85
Net investment loss (2)                                         (0.31)            (0.31)         (0.26)         (0.19)      (0.24)
Net realized and unrealized gain (loss) on investments           6.21             (3.37)         (4.63)          4.08        1.82
TOTAL FROM INVESTMENT OPERATIONS                                 5.90             (3.68)         (4.89)          3.89        1.58
LESS DISTRIBUTIONS
From net realized gain                                          (1.37)            (1.81)         (0.17)            --          --
NET ASSET VALUE, END OF PERIOD                               $  21.51          $  16.02       $  10.96       $  14.85    $  16.43
TOTAL RETURN (3) (%)                                            36.73            (18.58)        (30.90)         35.49       10.64(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                      $    249          $    288       $    175       $    191    $    168
Ratio of expenses to average net assets (%)                      2.06              2.05           2.28           2.53        2.18
Ratio of adjusted expenses to average net assets (5) (%)           --                --             --             --        2.21
Ratio of net investment loss to average net assets (%)          (1.38)            (1.65)         (1.70)         (1.70)      (1.48)
Portfolio turnover (%)                                             36                66             44             52         54

                                                                 FUND DETAILS 59

SMALL CAP EQUITY FUND continued

CLASS C SHARES PERIOD ENDED:                            10-31-00(1)     10-31-01(1)   10-31-02(1)   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                     $ 16.97          $ 21.51     $ 16.02       $ 10.96    $ 14.86
Net investment loss (2)                                    (0.34)           (0.30)      (0.26)        (0.20)     (0.24)
Net realized and unrealized gain (loss) on investments      6.25            (3.38)      (4.63)         4.10       1.81
TOTAL FROM INVESTMENT OPERATIONS                            5.91            (3.68)      (4.89)         3.90       1.57
LESS DISTRIBUTIONS
From net realized gain                                     (1.37)           (1.81)      (0.17)           --         --
NET ASSET VALUE, END OF PERIOD                           $ 21.51          $ 16.02     $ 10.96       $ 14.86    $ 16.43
TOTAL RETURN (3) (%)                                       36.82           (18.58)     (30.90)        35.58      10.57(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $    49          $    96     $    63       $    74    $    59
Ratio of expenses to average net assets (%)                 2.07             2.05        2.28          2.52       2.17
Ratio of adjusted expenses to average net assets (5) (%)      --               --          --            --       2.20
Ratio of net investment loss to average net assets (%)     (1.50)           (1.62)      (1.70)        (1.61)     (1.47)
Portfolio turnover (%)                                        36               66          44            52         54

(1)   Audited by previous auditor.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total return would have been lower had certain expenses not been reduced during the period shown.

(5) Does not take into consideration expense reductions during the period shown.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the year ended October 31, 2004 would have been 11.31% for Class A, 10.61% for Class B and 10.54% for Class C.

60 FUND DETAILS

SMALL CAP GROWTH FUND
Figures for the years ended 10-31-03 and 10-31-04 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                             10-31-00(1) 10-31-01(1) 10-31-02(1) 10-31-03    10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                     $   12.65    $   13.70   $    8.54  $    6.78   $    8.61
Net investment loss (2)                                      (0.14)       (0.09)      (0.09)     (0.10)      (0.11)
Net realized and unrealized gain (loss) on investments        2.70        (4.51)      (1.67)      1.93        0.72
TOTAL FROM INVESTMENT OPERATIONS                              2.56        (4.60)      (1.76)      1.83        0.61
LESS DISTRIBUTIONS
From net realized gain                                       (1.51)       (0.56)         --         --          --
NET ASSET VALUE, END OF PERIOD                           $   13.70    $    8.54   $    6.78  $    8.61   $    9.22
TOTAL RETURN (3) (%)                                         21.69       (35.04)     (20.61)     26.99        7.08(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $   1,000    $     684   $     553  $     498   $     504
Ratio of expenses to average net assets (%)                   1.28         1.41        1.50       1.69        1.51
Ratio of adjusted expenses to average net assets (5) (%)        --           --          --         --        1.55
Ratio of net investment loss to average net assets (%)       (0.88)       (1.10)      (1.10)     (1.36)      (1.19)
Portfolio turnover (%)                                         104(6)        82          64        109(6)       58

CLASS B SHARES PERIOD ENDED:                             10-31-00(1) 10-31-01(1) 10-31-02(1) 10-31-03    10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.64   $   12.38   $    7.62   $    6.00   $    7.57
Net investment loss (2)                                      (0.23)      (0.15)      (0.14)      (0.13)      (0.15)
Net realized and unrealized gain (loss) on investments        2.48       (4.05)      (1.48)       1.70        0.62
TOTAL FROM INVESTMENT OPERATIONS                              2.25       (4.20)      (1.62)       1.57        0.47
LESS DISTRIBUTIONS
From net realized gain                                       (1.51)      (0.56)         --          --          --
NET ASSET VALUE, END OF PERIOD                           $   12.38   $    7.62   $    6.00   $    7.57   $    8.04
TOTAL RETURN (3) (%)                                         20.79      (35.37)     (21.26)      26.17        6.21(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $     949   $     457   $     261   $     251   $     165
Ratio of expenses to average net assets (%)                   2.03        2.16        2.25        2.44        2.26
Ratio of adjusted expenses to average net assets (5) (%)        --          --          --          --        2.30
Ratio of net investment loss to average net assets (%)       (1.62)      (1.59)      (1.85)      (2.11)      (1.94)
Portfolio turnover (%)                                         104(6)       82          64         109(6)       58

CLASS C SHARES PERIOD ENDED:                             10-31-00(1) 10-31-01(1) 10-31-02(1) 10-31-03    10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                     $   11.62   $   12.36   $    7.61   $    6.00   $    7.56
Net investment loss (2)                                      (0.22)      (0.15)      (0.14)      (0.13)      (0.15)
Net realized and unrealized gain (loss) on investments        2.47       (4.04)      (1.47)       1.69        0.63
TOTAL FROM INVESTMENT OPERATIONS                              2.25       (4.19)      (1.61)       1.56        0.48
LESS DISTRIBUTIONS
From net realized gain                                       (1.51)      (0.56)         --          --          --
NET ASSET VALUE, END OF PERIOD                           $   12.36   $    7.61   $    6.00   $    7.56   $    8.04
TOTAL RETURN (3) (%)                                         20.83      (35.54)     (21.16)      26.00        6.35(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $      33   $      24   $      23   $      23   $      18
Ratio of expenses to average net assets (%)                   2.02        2.16        2.25        2.44        2.26
Ratio of adjusted expenses to average net assets (5) (%)        --          --          --          --        2.30
Ratio of net investment loss to average net assets (%)       (1.62)      (1.59)      (1.85)      (2.11)      (1.94)
Portfolio turnover (%)                                         104(6)       82          64         109(6)       58

(1)   Audited by previous auditor.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total return would have been lower had certain expenses not been reduced during the period shown.

(5) Does not take into consideration expense reductions during the period shown.

(6)   Excludes merger activity.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the year ended October 31, 2004 would have been 7.04% for Class A, 6.17% for Class B and 6.31% for Class C.


                                                                 FUND DETAILS 61

SOVEREIGN INVESTORS FUND
Figures for the year ended 12-31-03 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                              12-31-99(1)   12-31-00(1)  12-31-01(1,2)    12-31-02(1)   12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $   24.23    $   24.51    $   23.35        $   19.88     $   15.81
Net investment income (3)                                       0.30         0.33         0.32             0.24          0.14
Net realized and unrealized gain (loss) on investments          1.11         0.61        (1.77)           (3.94)         2.93
TOTAL FROM INVESTMENT OPERATIONS                                1.41         0.94        (1.45)           (3.70)         3.07
LESS DISTRIBUTIONS
From net investment income                                     (0.35)       (0.33)       (0.37)           (0.25)        (0.14)
From net realized gain                                         (0.78)       (1.77)       (1.65)           (0.12)           --
                                                               (1.13)       (2.10)       (2.02)           (0.37)        (0.14)
NET ASSET VALUE, END OF PERIOD                             $   24.51    $   23.35    $   19.88        $   15.81     $   18.74
TOTAL RETURN (4) (%)                                            5.91         4.10        (6.06)          (18.68)        19.55

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $   1,788    $   1,446    $   1,217        $     908     $     998
Ratio of expenses to average net assets (%)                     1.05         1.08         1.10             1.17          1.24
Ratio of net investment income to average net assets (%)        1.21         1.44         1.50             1.36          0.85
Portfolio turnover (%)                                            64           46           76               85            47

CLASS B SHARES PERIOD ENDED:                              12-31-99(1)   12-31-00(1)  12-31-01(1,2)    12-31-02(1)   12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $   24.20    $   24.48    $   23.31        $   19.86     $   15.79
Net investment income (3)                                       0.13         0.17         0.17             0.12          0.03
Net realized and unrealized gain (loss) on investments          1.11         0.60        (1.76)           (3.94)         2.92
TOTAL FROM INVESTMENT OPERATIONS                                1.24         0.77        (1.59)           (3.82)         2.95
LESS DISTRIBUTIONS
From net investment income                                     (0.18)       (0.17)       (0.21)           (0.13)        (0.03)
From net realized gain                                         (0.78)       (1.77)       (1.65)           (0.12)           --
                                                               (0.96)       (1.94)       (1.86)           (0.25)        (0.03)
NET ASSET VALUE, END OF PERIOD                             $   24.48    $   23.31    $   19.86        $   15.79     $   18.71
TOTAL RETURN (4) (%)                                            5.20         3.32        (6.66)          (19.29)        18.75

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $     820    $     663    $     551        $     328     $     315
Ratio of expenses to average net assets (%)                     1.73         1.78         1.80             1.87          1.94
Ratio of net investment income to average net assets (%)        0.54         0.75         0.80             0.65          0.16
Portfolio turnover (%)                                            64           46           76               85            47

62 FUND DETAILS

CLASS C SHARES PERIOD ENDED:                              12-31-99(1)  12-31-00(1)  12-31-01(1,2)      12-31-02(1)       12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 24.22      $ 24.50        $ 23.33          $ 19.88          $ 15.81
Net investment income(3)                                      0.13         0.18           0.17             0.12             0.03
Net realized and unrealized gain (loss) on investments        1.10         0.59          (1.76)           (3.94)            2.92
TOTAL FROM INVESTMENT OPERATIONS                              1.23         0.77          (1.59)           (3.82)            2.95
LESS DISTRIBUTIONS
From net investment income                                   (0.17)       (0.17)         (0.21)           (0.13)           (0.03)
From net realized gain                                       (0.78)       (1.77)         (1.65)           (0.12)              --
                                                             (0.95)       (1.94)         (1.86)           (0.25)           (0.03)
NET ASSET VALUE, END OF PERIOD                             $ 24.50      $ 23.33        $ 19.88          $ 15.81          $ 18.73
TOTAL RETURN (4) (%)                                          5.17         3.32          (6.66)          (19.27)           18.73
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    11      $    12        $    17          $    24          $    32
Ratio of expenses to average net assets (%)                   1.75         1.79           1.80             1.87             1.94
Ratio of net investment income to average net assets (%)      0.51         0.76           0.82             0.67             0.14
Portfolio turnover (%)                                          64           46             76               85               47

(1)  Audited by previous auditor.

(2) As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

                                                                 FUND DETAILS 63

U.S. GLOBAL LEADERS GROWTH FUND

Figures for the year ended 12-31.03 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                         6-30-99(1) 6-30-00(1)  6-30-01(1)  6-30-02(1,2)  12-31-02(1,3)     12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                 $  22.35   $ 25.65     $ 26.37     $ 24.98        $ 24.03          $  21.57
Net investment income (loss)(4)                         (0.13)    (0.07)      (0.14)      (0.09)          0.01                --(5)
Net realized and unrealized gain (loss)
  on investments                                         3.43      0.79       (1.25)      (0.86)         (2.47)             4.15
TOTAL FROM INVESTMENT OPERATIONS                         3.30      0.72       (1.39)      (0.95)         (2.46)             4.15
NET ASSET VALUE, END OF PERIOD                       $  25.65   $ 26.37     $ 24.98     $ 24.03        $ 21.57          $  25.72
TOTAL RETURN (6) (%)                                    14.77      2.81       (5.27)      (3.80)(7)     (10.24)(7,8)       19.24(7)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $    129   $    87     $    81     $   150        $   237          $    392
Ratio of expenses to average net assets (%)              1.31      1.31        1.38        1.37           1.27(9)           1.35
Ratio of adjusted expenses to average
  net assets (10) (%)                                      --        --          --        1.40           1.36(9)           1.36
Ratio of net investment income (loss) to
 average net assets (%)                                 (0.66)    (0.23)      (0.54)      (0.36)          0.07(9)          (0.02)
Portfolio turnover (%)                                     14        25           3           3              1                15

CLASS B SHARES PERIOD ENDED:                                                          6-30-02(1,11)    12-31-02(1,3)    12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.81        $ 24.01          $  21.47
Net investment loss (4)                                                                   (0.02)         (0.07)            (0.18)
Net realized and unrealized gain (loss) on investments                                    (1.78)         (2.47)             4.12
TOTAL FROM INVESTMENT OPERATIONS                                                          (1.80)         (2.54)             3.94
NET ASSET VALUE, END OF PERIOD                                                          $ 24.01        $ 21.47          $  25.41
TOTAL RETURN (6,7) (%)                                                                    (6.97)(8)     (10.58)(8)         18.35

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                 $    12        $    73          $    164
Ratio of expenses to average net assets (%)                                                2.13(9)        2.02(9)           2.10
Ratio of adjusted expenses to average net assets (10) (%)                                  2.39(9)        2.11(9)           2.11
Ratio of net investment loss to average net assets (%)                                    (0.93)(9)      (0.67)(9)         (0.77)
Portfolio turnover (%)                                                                        3              1                15

CLASS C SHARES PERIOD ENDED:                                                          6-30-02(1,11)    12-31-02(1,3)    12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 25.81        $ 24.01          $  21.47
Net investment loss (4)                                                                   (0.02)         (0.07)            (0.18)
Net realized and unrealized gain (loss) on investments                                    (1.78)         (2.47)             4.12
TOTAL FROM INVESTMENT OPERATIONS                                                          (1.80)         (2.54)             3.94
NET ASSET VALUE, END OF PERIOD                                                          $ 24.01        $ 21.47          $  25.41
TOTAL RETURN (6,7) (%)                                                                    (6.97)(8)     (10.58)(8)         18.35

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                 $     6        $    49          $    160
Ratio of expenses to average net assets (%)                                                2.12(9)        2.02(9)           2.10
Ratio of adjusted expenses to average net assets (10) (%)                                  2.38(9)        2.11(9)           2.11
Ratio of net investment loss to average net assets (%)                                    (0.96)(9)      (0.67)(9)         (0.77)
Portfolio turnover (%)                                                                        3              1                15

(1)  Audited by previous auditor.

(2) Effective 5-17-02, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

(3) Effective 12-31 -02, the fiscal period end changed from June 30 to December 31.

(4)  Based on the average of the shares outstanding.

(5)  Less than $0.01 per share.

(6) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(7) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(8)  Not annualized.

(9)  Annualized.

(10) Does not take into consideration expense reductions during the periods shown.

(11) Class B and Class C shares began operations on 5-20-02.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for the period ended June 30, 2002 and December 31, 2002 and year ended December 31, 2003 would have been (3.83%), (10.29%) and 19.23% for Class A, (7.00%), (10.63%) and 18.33% for Class B, and
(7.00%), (10.63%) and 18.33% for Class C, respectively.

64 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock equity funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000

Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person:  at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2005 JOHN HANCOCK FUNDS, LLC EQTPN 3/05

[JOHN HANCOCK FUNDS LOGO]

JOHN HANCOCK FUNDS, LLC                                              PRSRTSTD
MEMBER NASD                                                        U.S. POSTAGE
101 Huntington Avenue                                                  PAID
Boston, MA 02199-7603                                               BOSTON, MA
                                                                  PERMIT NO. 11
www.jhfunds.com

NOW AVAILABLE: ELECTRONIC DELIVERY
WWW.JHFUNDS.COM/EDELIVERY

JOHN HANCOCK

Retirement Funds


PROSPECTUS -- CLASS R SHARES                                            3.1.2005


Bond Fund

Classic Value Fund

Large Cap Select Fund

Small Cap Equity Fund

Sovereign Investors Fund

Strategic Income Fund

U.S. Global Leaders Growth Fund

[JOHN HANCOCK FUNDS LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES

BOND FUND                                                          4
CLASSIC VALUE FUND                                                 6
LARGE CAP SELECT FUND                                              8
SMALL CAP EQUITY FUND                                             10
SOVEREIGN INVESTORS FUND                                          12
STRATEGIC INCOME FUND                                             14
U.S. GLOBAL LEADERS GROWTH FUND                                   16

YOUR ACCOUNT

WHO CAN BUY CLASS R SHARES                                        18
CLASS R SHARES COST STRUCTURE                                     18
OPENING AN ACCOUNT                                                18
INFORMATION FOR PLAN PARTICIPANTS                                 18
BUYING SHARES                                                     19
SELLING SHARES                                                    20
TRANSACTION POLICIES                                              22
DIVIDENDS AND ACCOUNT POLICIES                                    24
ADDITIONAL INVESTOR SERVICES                                      24

FUND DETAILS

BUSINESS STRUCTURE                                                25
MANAGEMENT BIOGRAPHIES                                            26
FINANCIAL HIGHLIGHTS                                              27

FOR MORE INFORMATION                                      BACK COVER

OVERVIEW

JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2004 managed approximately $30 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

BOND FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS R, TOTAL RETURNS


BEST QUARTER: Q3 '04, 3.25%
WORST QUARTER: Q2 '04, -2.62%


AFTER-TAX RETURNS

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

CLASS R CALENDAR YEAR TOTAL RETURNS


2004             4.37%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                 LIFE OF
                                                                   1 YEAR        CLASS R
Class R before tax (began 8-5-03)                                   4.37%         6.77%
Class R after tax on distributions                                  2.68%         5.04%
Class R after tax on distributions, with sale                       2.81%         4.75%
----------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                        4.19%         5.78%

[GRAPHIC]

MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

- Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

- If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-  Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.

[GRAPHIC]

YOUR EXPENSES


Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES

Management fee                                            0.50%
Distribution and service (12b-1) fees                     0.50%
Service plan fee                                          0.25%
Other expenses                                            0.13%
Total fund operating expenses                             1.38%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                         YEAR 1     YEAR 3     YEAR 5    YEAR 10
Class R                          $  141     $  437     $  755    $ 1,657

PORTFOLIO MANAGERS

BARRY H. EVANS, CFA
Joined fund team in 2002

HOWARD C. GREENE, CFA
Joined fund team in 2002

BENJAMIN A. MATTHEWS
Joined fund team in 1995

See page 26 for the management biographies.

FUND CODES

CLASS R         Ticker           JHBRX
                CUSIP            410223507
                Newspaper        --
                SEC number       811-2402
                JH fund number   621

CLASSIC VALUE FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of January 31, 2005, this included companies with market values above approximately $4.8 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

-  cheap on the basis of current price to estimated normal level of earnings

-  current earnings below normal levels

-  a sound plan to restore earnings to normal

-  a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS R, TOTAL RETURNS

BEST QUARTER: Q4 '03, 14.93%
WORST QUARTER: Q3 '04, -1.73%


AFTER-TAX RETURNS

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

RUSSELL 1000 VALUE INDEX, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.


CLASS R CALENDAR YEAR TOTAL RETURNS

2004           13.91%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                LIFE OF
                                                                   1 YEAR       CLASS R
Class R before tax (began 8-5-03)                                  13.91%        24.32%
Class R after tax on distributions                                 13.85%        23.97%
Class R after tax on distributions, with sale                       9.10%        20.63%
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                        10.88%        19.65%
Russell 1000 Value Index                                           16.49%        24.25%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

- In a down market, higher-risk securities could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                                    0.85%
Distribution and service (12b-1) fees                             0.50%
Service plan fee                                                  0.25%
Other expenses                                                    0.31%
Total fund operating expenses                                     1.91%
Contractual expense reimbursement (at least until 2-28-06)        0.17%
Net annual operating expenses                                     1.74%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                         YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class R                          $  177      $  577     $1,010    $2,214

SUBADVISER

PZENA INVESTMENT MANAGEMENT, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

CLASS R         Ticker           JCVRX
                CUSIP            409902699
                Newspaper        --
                SEC number       811-1677
                JH fund number   638

LARGE CAP SELECT FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS R, TOTAL RETURNS


BEST QUARTER: Q4 '04, 6.78%
WORST QUARTER: Q3 '04, -4.48%


AFTER-TAX RETURNS

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.


CLASS R CALENDAR YEAR TOTAL RETURNS

2004                4.98%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                LIFE OF
                                                                   1 YEAR       CLASS R
Class R before tax (began 11-3-03)                                  4.98%         8.37%
Class R after tax on distributions                                  4.77%         8.12%
Class R after tax on distributions, with sale                       3.47%         7.10%
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                        10.88%        14.34%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                                    0.75%
Distribution and service (12b-1) fees                             0.50%
Service plan fee                                                  0.25%
Other expenses                                                    1.27%
Total fund operating expenses                                     2.77%
Contractual expense reimbursement (at least until 8-22-05)        0.89%
Net fund operating expenses                                       1.88%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through August 22, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                         YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class R                          $  191      $  777     $1,390    $3,046

SUBADVISER

SHAY ASSETS MANAGEMENT, INC.

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

JOHN J. MCCABE
Senior vice president of subadviser
Managed fund since 1991

MARK F. TRAUTMAN
Vice president of subadviser
Managed fund since 1993

See page 26 for the management biographies.

FUND CODES

CLASS R         Ticker           JHLRX
                CUSIP            409902673
                Newspaper        --
                SEC number       811-1677
                JH fund number   649

SMALL CAP EQUITY FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $44 million to $6.3 billion as of January 31, 2005). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS R, TOTAL RETURNS

BEST QUARTER: Q4 '03, 18.75%
WORST QUARTER: Q3 '04, -3.14%

AFTER-TAX RETURNS

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)

RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.


STANDARD & POOR'S SMALL CAP 600 INDEX, an unmanaged index of 600 U.S. small-sized companies.


CLASS R CALENDAR YEAR TOTAL RETURNS


2004                12.69%


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04


                                                                                LIFE OF
                                                       1 YEAR                   CLASS R
Class R before tax (began 8-5-03)                      12.69%                    28.75%
Class R after tax on distributions                     12.69%                    28.75%
Class R after tax on distributions, with sale           8.25%                    24.61%
Russell 2000 Index                                     18.33%                    30.09%
--------------------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index                  22.66%                    32.25%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.


To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives, such as short sales, could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES


Management fee                                            0.70%
Distribution and service (12b-1) fees                     0.50%
Service plan fee                                          0.25%
Other expenses                                            0.17%
Total fund operating expenses                             1.62%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                         YEAR 1                   YEAR 3     YEAR 5    YEAR 10
Class R                           $165                     $511       $881      $1,922


PORTFOLIO MANAGERS
HENRY E. MEHLMAN, CFA
Joined fund team in 2002

ALAN E. NORTON, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 26 for the management biographies.

FUND CODES

CLASS R         Ticker           SPVRX
                CUSIP            409905833
                Newspaper        --
                SEC number       811-3999
                JH fund number   637

SOVEREIGN INVESTORS FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On January 31, 2005, that range was $624 million to $382 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS R, TOTAL RETURNS
BEST QUARTER: Q4 '03, 10.20%
WORST QUARTER: Q3 '04, -2.33%


AFTER-TAX RETURNS

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS R CALENDAR YEAR TOTAL RETURNS


2004                                 5.22%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                 LIFE OF
                                                                   1 YEAR        CLASS R
Class R before tax (began 8-5-03)                                   5.22%         12.99%
Class R after tax on distributions                                  4.87%         12.70%
Class R after tax on distributions, with sale                       3.39%         10.91%
----------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                        10.88%         19.65%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-   Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.58%
Distribution and service (12b-1) fees                     0.50%
Service plan fee                                          0.25%
Other expenses                                            0.36%
Total fund operating expenses                             1.69%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                         YEAR 1                   YEAR 3     YEAR 5    YEAR 10
Class R                           $172                     $533       $918      $1,998

PORTFOLIO MANAGERS
JOHN F. SNYDER, III
Joined fund team in 1983

BARRY H. EVANS, CFA
Joined fund team in 1996

PETER M. SCHOFIELD, CFA
Joined fund team in 1996

See page 26 for the management biographies.

FUND CODES

CLASS R         Ticker           SVIRX
                CUSIP            47803P849
                Newspaper        --
                SEC number       811-0560
                JH fund number   629

STRATEGIC INCOME FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

- foreign government and corporate debt securities from developed and emerging markets

-   U.S. government and agency securities

-   U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS R, TOTAL RETURNS
BEST QUARTER: Q4 '04, 5.89%
WORST QUARTER: Q2 '04, -3.37%


AFTER-TAX RETURNS

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEXES (reflect no fees or taxes)

INDEX 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

INDEX 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

INDEX 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

CLASS R CALENDAR YEAR TOTAL RETURNS


2004                                  8.39%


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04


                                                                                 LIFE OF
                                                                   1 YEAR        CLASS R
Class R before tax (began 8-5-03)                                   8.39%        11.13%
Class R after tax on distributions                                  6.32%         8.45%
Class R after tax on distributions, with sale                       5.37%         7.87%
--------------------------------------------------------------------------------------
Index 1                                                            10.87%        15.87%
Index 2                                                             3.42%         4.62%
Index 3                                                            10.35%        14.83%

[GRAPHIC]

MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

- If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

- Stock investments may go down in value due to stock market movements or negative company or industry events.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-   Certain derivatives could produce disproportionate losses.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.36%
Distribution and service (12b-1) fees                     0.50%
Service plan fee                                          0.25%
Other expenses                                            0.27%
Total fund operating expenses                             1.38%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                         YEAR 1                   YEAR 3     YEAR 5    YEAR 10
Class R                          $141                     $437       $755      $1,657

PORTFOLIO MANAGERS
FREDERICK L.CAVANAUGH, JR.
Joined fund team in 1986

DANIEL S. JANIS, III
Joined fund team in 1999

See page 26 for the management biographies.

FUND CODES

CLASS R         Ticker           JSTRX
                CUSIP            410227821
                Newspaper        --
                SEC number       811-4651
                JH fund number   691

U.S. GLOBAL LEADERS GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

- Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

- Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $624 million to $382 billion as of January 31, 2005).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS R, TOTAL RETURNS
BEST QUARTER: Q4 '03, 7.94%
WORST QUARTER: Q3 '04, -3.33%


AFTER-TAX RETURNS

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.


CLASS R CALENDAR YEAR TOTAL RETURNS

2004                              8.20%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                 LIFE OF
                                                                   1 YEAR        CLASS R
Class R before tax (began 8-5-03)                                   8.20%         14.33%
Class R after tax on distributions                                  8.18%         14.31%
Class R after tax on distributions, with sale                       5.33%         12.22%
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                        10.88%         19.65%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

- In a down market, higher-risk securities could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.75%
Distribution and service (12b-1) fees                     0.50%
Service plan fee                                          0.25%
Other expenses                                            0.36%
Total fund operating expenses                             1.86%

The hypothetical example below shows what your expenses would be after the expense reimbursement if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                         YEAR 1                   YEAR 3     YEAR 5    YEAR 10
Class R                          $180                     $576       $997      $2,172

SUBADVISER
SUSTAINABLE GROWTH ADVISERS, LP
Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS
GORDON M. MARCHAND, CFA, CIC
Managed fund since 1995

GEORGE P. FRAISE
Joined fund team in 2000

ROBERT L. ROHN
Joined fund team in 2003

See page 26 for the management biographies.

FUND CODES

CLASS R         Ticker           UGLRX
                CUSIP            409902681
                Newspaper        --
                SEC number       811-1677
                JH fund number   626

[GRAPHIC]

YOUR ACCOUNT

WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

      - 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

      - The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds to utilize Class R shares in certain investment products or programs.

      - Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

      - Rollover individual retirement accounts are available for participants whose plans are invested in Class R shares.

Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. These payments are described in the Statement of Additional Information.

John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer.

OPENING AN ACCOUNT

1   Read this prospectus carefully.

2   Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from its financial representative, plan administrator or by calling Signature Services at 1-888-972-8696.

INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirements plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

18 YOUR ACCOUNT

FOR IRA ROLLOVER ACCOUNTS ONLY

BUYING SHARES

                                OPENING AN ACCOUNT                                             ADDING TO AN ACCOUNT
BY CHECK
[GRAPHIC]    -    Make out a check for the investment amount, payable      -    Make out a check for the investment amount, payable
                  to "John Hancock Signature Services, Inc."                    to "John Hancock Signature Services, Inc."

             -    Deliver the check and your completed application         -    Fill out the detachable investment slip from an
                  to your financial representative, or mail them to             account statement. If no slip is available, include
                  Signature Services (address below).                           a note specifying the fund name(s), your share
                                                                                class, your account number and the name(s) in which
                                                                                the account is registered.

                                                                           -    Deliver the check and investment slip or note to
                                                                                your financial representative, or mail them to
                                                                                Signature Services (address below).

BY EXCHANGE
[GRAPHIC]    -    Call your financial representative or Signature          -    Call your financial representative or Signature
                  Services to request an exchange.                              Services to request an exchange.

             -    You may only exchange Class R shares for other           -    You may only exchange Class R shares for other
                  Class R shares or Money Market Fund Class A shares.           Class R shares or Money Market Fund Class A shares.

BY WIRE
[GRAPHIC]    -    Deliver your completed application to your               -    Instruct your bank to wire the amount of your
                  financial representative or mail it to Signature              investment to:
                  Services.
                                                                                   First Signature Bank & Trust
             -    Obtain your account number by calling your                       Account # 900022260
                  financial representative or Signature Services.                  Routing # 211475000

             -    Instruct your bank to wire the amount of your
                  investment to:                                                Specify the fund name(s), your share class, your
                                                                                account number and the name(s) in which the account
                     First Signature Bank & Trust                               is registered. Your bank may charge a fee to wire
                     Account # 900022260                                        funds.
                     Routing # 211475000

                  Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY PHONE
[GRAPHIC]         See "By exchange" and "By wire."                         -    Verify that your bank or credit union is a member
                                                                                of the Automated Clearing House (ACH) system.

                                                                           -    Complete the "To Purchase, Exchange or Redeem
                                                                                Shares via Telephone" and "Bank Information"
                                                                                sections on  your account application.

                                                                           -    Call Signature Services to verify that these
                                                                                features are in place on your account.

                                                                           -    Call your financial representative or Signature
                                                                                Services with the fund name(s), your share class,
                                                                                your account number, the name(s) in which the
                                                                                account is registered and the amount of your
                                                                                investment.

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: 1-888-972-8696

                                                                 YOUR ACCOUNT 19

SELLING SHARES

                                                                                TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
[GRAPHIC]    -    Sales of any amount; however, sales of $5 million        -    Write a letter of instruction indicating the fund
                  or more must be made by letter.                               name, your account number, your share class, the
                                                                                name(s) in which the account is registered and the
             -    Certain requests will require a Medallion                     dollar value or number of shares you wish to sell.
                  signature guarantee. Please refer to "Selling shares
                  in writing" (see next page).                             -    Include all signatures and any additional documents
                                                                                that may be required (see next page).

                                                                           -    Mail the materials to Signature Services.

                                                                           -    A check or wire will be sent according to your
                                                                                letter of instruction.

BY PHONE
[GRAPHIC]    -    Sales of up to $5 million.                               -    To place your request with a representative at John
                                                                                Hancock Funds, call Signature Services between
                                                                                8:30 A.M. and 5:00 P.M. Eastern Time on most
                                                                                business days or your financial representative.

                                                                           -    Redemption proceeds of up to $100,000 may be sent
                                                                                by wire or by check. A check will be mailed to the
                                                                                exact name(s) and address on the account.
                                                                                Redemption proceeds exceeding $100,000 must be
                                                                                wired to your designated bank account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
[GRAPHIC]    -    Requests by letter to sell any amount.                   -    To verify that the telephone redemption privilege
                                                                                is in place on an account, or to request the forms
             -    Requests by phone to sell up to $5 million                    to add it to an existing account, call Signature
                  (accounts with telephone redemption privileges).              Services.

                                                                           -    Amounts of $5 million or more will be wired on the
                                                                                next business day.

                                                                           -    Amounts up to $100,000 may be sent by EFT or by
                                                                                check. Funds from EFT transactions are generally
                                                                                available by the second business day. Your bank may
                                                                                charge a fee for this service.

BY EXCHANGE
[GRAPHIC]    -    Sales of any amount.                                     -    Obtain a current prospectus for the fund into which
                                                                                you are exchanging by calling your financial
                                                                                representative or Signature Services.

                                                                           -    You may only exchange Class R shares for other
                                                                                Class R shares or Money Market Fund Class A shares.

                                                                           -    Call your financial representative or Signature
                                                                                Services to request an exchange.

20 YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to       You will need to obtain your signature guarantee from a
make your request to sell shares in writing. You may need to include       member of the Signature Guarantee Medallion Program.
additional items with your request, unless they were previously            Most brokers and securities dealers are members of this
provided to Signature Services and are still accurate. These items are     program. A notary public CANNOT provide a signature
shown in the table below. You may also need to include a signature         guarantee.
guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-     your address of record has changed within the past 30 days

-     you are selling more than $100,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

SELLER                                                                              REQUIREMENTS FOR WRITTEN REQUESTS [GRAPHIC]
Owners of individual retirement accounts and certain other                 -    Letter of instruction.
retirement accounts.
                                                                           -    On the letter, the signatures of all persons
                                                                                authorized to sign for account, exactly as the
                                                                                account is registered.

                                                                           -    Signature guarantee if applicable (see above).

                                                                           -    Corporate business/organization resolution if
                                                                                applicable.

Executors of shareholder estates.                                          -    Letter of instruction signed by executor.

                                                                           -    Copy of order appointing executor, certified within
                                                                                the past 12 months.

                                                                           -    Signature guarantee if applicable (see above).

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: 1-888-972-8696

                                                                YOUR ACCOUNT  21

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Board of Trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the statement of additional information.

EXECUTION OF REQUESTS The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The funds' Boards of Trustees have adopted the following policies and procedures by

22 YOUR ACCOUNT
which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

LIMITATIONS ON EXCHANGE ACTIVITY The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of the funds' underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

EXCESSIVE TRADING RISK To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price

                                                                 YOUR ACCOUNT 23
arbitrage may cause dilution in the value of the fund shares held by other shareholders.


ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance

-     after any changes of name or address of the registered owner(s)

-     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

DIVIDENDS The funds generally distribute most or all of their net earnings annually in the form of dividends. Sovereign Investors Fund typically declares and pays income dividends quarterly. Bond Fund and Strategic Income Fund generally declare dividends daily and pay them monthly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually. With respect to Bond Fund and Strategic Income Fund, your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


ADDITIONAL INVESTOR SERVICES

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


24 YOUR ACCOUNT

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of Classic Value, Large Cap Select and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Large Cap Select, Small Cap Equity and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

MANAGEMENT FEES The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:

FUND                                   % OF NET ASSETS
Bond                                      0.50%
Classic Value                             0.49%*
Large Cap Select                          0.00%*
Small Cap Equity                          0.70%
Sovereign Investors                       0.58%
Strategic Income                          0.36%
U.S. Global Leaders Growth                0.75%

*After expense reimbursement.

                                  [FLOW CHART]

                                  SHAREHOLDERS

                               FINANCIAL SERVICES FIRMS AND
                                  THEIR REPRESENTATIVES
 DISTRIBUTION AND         Advise current and prospective shareholders
SHAREHOLDER SERVICES       on their fund investments, often
                     in the context of an overall financial plan.

       PRINCIPAL DISTRIBUTOR                           TRANSFER AGENT
       John Hancock Funds, LLC             John Hancock Signature Services, Inc.
 Markets the funds and distributes       Handles shareholder services, including
 shares through selling brokers,             record-keeping and statements,
financial planners and other financial       distribution of dividends and
          representatives.                 processing of buy and sell requests.

                               ASSET MANAGEMENT

       SUBADVISERS                  INVESTMENT ADVISER          CUSTODIAN
Pzena Investment Management, LLC John Hancock Advisers, LLC The Bank of New York
      120 West 45th Street        101 Huntington Avenue       One Wall Street
         34th Floor                Boston, MA 02199-7603     New York, NY 10286
       New York, NY 10036           Manages the funds'        Holds the funds'
                                 business and investment    assets, settles all
  Shay Assets Management, Inc.        activities.           portfolio trades and
     230 West Monroe Street                                collects most of the
        Chicago, IL 60606                                      valuation data
                                                                required for
  Sustainable Growth Advisers, LP                              calculating each
        3 Stamford Plaza                                         fund's NAV.
   301 Tresser Blvd, Suite 1310
        Stamford, CT 06901

Provide portfolio management to
       certain funds.

                                            TRUSTEES
                                 Oversee the funds' activities.

                                                                 FUND DETAILS 25

SUBADVISER Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in1995 and is controlled by Richard S. Pzena, Managing Principal and Chief Executive Officer. PIM provides investment advisory services to individual and institutional investors, and as of December31, 2004, had total assets under management of approximately $10.7 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $4.7 billion in assets as of December 31, 2004, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 331/3% of SGA. Total assets under management bySGA principals as of December 31, 2004 were approximately $1.5 billion.

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information of each fund with a fiscal year end of October 31, 2004 includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund securities, if any.


FREDERICK L. CAVANAUGH, JR.

Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975

BARRY H. EVANS, CFA

Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

GEORGE P. FRAISE

Principal of Sustainable Growth Advisers, LP
Executive vice president of Yeager, Wood &
Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper
Investments (1997-2000)
Began business career in 1987

HOWARD C. GREENE, CFA

Senior vice president
Joined John Hancock Advisers in 2002
Vice president, Sun Life Financial
Services Company of Canada (1987-2002)
Began business career in 1979

DANIEL S. JANIS, III

Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984

GORDON M. MARCHAND, CFA, CIC

Principal of Sustainable Growth Advisers, LP
Chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978

BENJAMIN A. MATTHEWS

Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970

JOHN J. MCCABE

Senior vice president of Shay Assets
Management, Inc.
Began business career in 1965

HENRY E. MEHLMAN, CFA

Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Vice president and director of research, Congress Asset Management Co. (1999-2001)
Began business career in 1972

ALAN E. NORTON, CFA

Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co. (1995-2001)
Began business career in 1987

ROBERT L. ROHN

Principal of Sustainable Growth Advisers, LP
Chairman and chief executive officer,
 W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

PETER M. SCHOFIELD, CFA

Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

JOHN F. SNYDER, III

Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

MARK F. TRAUTMAN

Vice president of Shay Assets Management, Inc.
Began business career in 1986

26 FUND DETAILS

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

BOND FUND

Figures were audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                             5-31-04(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                  $   14.93
Net investment income(2)                                                   0.54
Net realized and unrealized gain on investments                            0.10
TOTAL FROM INVESTMENT OPERATIONS                                           0.64
LESS DISTRIBUTIONS
From net investment income                                                (0.59)
NET ASSET VALUE, END OF PERIOD                                        $   14.98
TOTAL RETURN(3)(%)                                                         4.30(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      --(5)
Ratio of expenses to average net assets (%)                                1.38(6)
Ratio of net investment income to average net assets (%)                   4.40(6)
Portfolio turnover (%)                                                      241



(1)   Class R shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.



                                                                 FUND DETAILS 27

CLASSIC VALUE FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED:                                           12-31-03(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                  $   17.20
Net investment income(2)                                                   0.05
Net realized and unrealized gain on investments                            3.24
TOTAL FROM INVESTMENT OPERATIONS                                           3.29
LESS DISTRIBUTIONS
From net investment income                                                (0.10)
From net realized gain                                                    (0.12)
                                                                          (0.22)
NET ASSET VALUE, END OF PERIOD                                        $   20.27
TOTAL RETURN(3,4)(%)                                                      19.21(5)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      --(6)
Ratio of expenses to average net assets (%)                                1.55(7)
Ratio of adjusted expenses to average net assets(8)(%)                     1.91(7)
Ratio of net investment income to average net assets (%)                   0.69(7)
Portfolio turnover (%)                                                       25



(1)   Class R shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Less than $500,000.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.



THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

For Class R, the return for the period ended December 31, 2003 would have been 19.06%.

28 FUND DETAILS

LARGE CAP SELECT FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED:                                          12-31-03(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                  $   17.10
Net investment loss(2)                                                    (0.02)
Net realized and unrealized gain on investments                            0.80
TOTAL FROM INVESTMENT OPERATIONS                                           0.78
LESS DISTRIBUTIONS
From net realized gain                                                    (0.09)
NET ASSET VALUE, END OF PERIOD                                        $   17.79
TOTAL RETURN(3,4)(%)                                                       4.56(5)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      --(6)
Ratio of expenses to average net assets (%)                                1.88(7)
Ratio of adjusted expenses to average net assets(8 )(%)                    2.77(7)
Ratio of net investment loss to average net assets (%)                    (0.27)(7)
Portfolio turnover (%)                                                       22



(1)   Class R shares began operations on 11-03-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Less than $500,000.

(7)   Annualized.

(8) Does not take into consideration expense reductions during the period shown.



THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

For Class R, the return for the period ended December 31, 2003 would have been 4.42%.

                                                                 FUND DETAILS 29

SMALL CAP EQUITY FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED:                                10-31-03(1)        10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                        $    13.51         $  15.60
Net investment loss(2)                                           (0.03)           (0.16)
Net realized and unrealized gain on investments                   2.12             1.91
TOTAL FROM INVESTMENT OPERATIONS                                  2.09             1.75
NET ASSET VALUE, END OF PERIOD                              $    15.60         $  17.35
TOTAL RETURN(3)(%)                                               15.47(4)         11.22

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             --(5)            --(5)
Ratio of expenses to average net assets (%)                       1.66(6)          1.62
Ratio of net investment loss to average net assets (%)           (0.86)(6)        (0.96)
Portfolio turnover (%)                                              52               54

(1)   Class R shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.


30 FUND DETAILS

SOVEREIGN INVESTORS FUND

Figures audited by Deloitte & Touche LLP.

CLASS R SHARES PERIOD ENDED:                                          12-31-03(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                  $   16.63
Net investment income(2)                                                   0.02
Net realized and unrealized gain on investments                            2.11
TOTAL FROM INVESTMENT OPERATIONS                                           2.13
LESS DISTRIBUTIONS
From net investment income                                                (0.01)
NET ASSET VALUE, END OF PERIOD                                        $   18.75
TOTAL RETURN(3)(%)                                                        12.84(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      --(5)
Ratio of expenses to average net assets (%)                                1.69(6)
Ratio of net investment income to average net assets (%)                   0.27(6)
Portfolio turnover (%)                                                       47



(1)   Class R shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.


                                                                 FUND DETAILS 31

STRATEGIC INCOME FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                           5-31-04 (1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                  $    6.83
Net investment income(2)                                                   0.26
Net realized and unrealized gain on investments                            0.05
TOTAL FROM INVESTMENT OPERATIONS                                           0.31
LESS DISTRIBUTIONS
From net investment income                                                (0.30)
From net realized gain                                                    (0.15)
                                                                          (0.45)
NET ASSET VALUE, END OF PERIOD                                        $    6.69
TOTAL RETURN(3)(%)                                                         4.42(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      --(5)
Ratio of expenses to average net assets (%)                                1.38(6)
Ratio of net investment income to average net assets (%)                   4.66(6)
Portfolio turnover (%)                                                       42



(1)   Class R shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.



32 FUND DETAILS

U.S. GLOBAL LEADERS GROWTH FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED:                                          12-31-03 (1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                  $   23.02
Net investment loss(2)                                                    (0.04)
Net realized and unrealized gain on investments                            2.70
TOTAL FROM INVESTMENT OPERATIONS                                           2.66
NET ASSET VALUE, END OF PERIOD                                        $   25.68
TOTAL RETURN(3)(%)                                                        11.56(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                      --(5)
Ratio of expenses to average net assets (%)                                1.75(6)
Ratio of net investment loss to average net assets (%)                    (0.42)(6)
Portfolio turnover (%)                                                       15



(1)   Class R shares began operations on 8-5-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Less than $500,000.

(6)   Annualized.



                                                                 FUND DETAILS 33

For more information

Two documents are available that offer further information on John Hancock funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

BY MAIL: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000

BY PHONE: 1-888-972-8696

BY EASI-LINE: 1-800-597-1897

BY TDD: 1-800-554-6713

ON THE INTERNET: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:

BY MAIL: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

IN PERSON: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

BY ELECTRONIC REQUEST: publicinfo@sec.gov
(duplicating fee required)

ON THE INTERNET: www.sec.gov

(C)2005 JOHN HANCOCK FUNDS, LLC        MFRPN 3/05

[JOHN HANCOCK LOGO]

JOHN HANCOCK FUNDS, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

NOW AVAILABLE: ELECTRONIC DELIVERY

WWW.JHFUNDS/EDELIVERY

JOHN HANCOCK
Equity Funds


PROSPECTUS -- INSTITUTIONAL CLASS I                                     3.1.2005


Balanced Fund

Classic Value Fund

Core Equity Fund

International Fund

Large Cap Select Fund

Mid Cap Growth Fund

Small Cap Equity Fund

Small Cap Growth Fund

Sovereign Investors Fund

U.S. Global Leaders Growth Fund

[JOHN HANCOCK FUNDS LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

JOHN HANCOCK EQUITY FUNDS -- INSTITUTIONAL CLASS I

BALANCED FUND                                                      4
CLASSIC VALUE FUND                                                 6
CORE EQUITY FUND                                                   8
INTERNATIONAL FUND                                                10
LARGE CAP SELECT FUND                                             12
MID CAP GROWTH FUND                                               14
SMALL CAP EQUITY FUND                                             16
SMALL CAP GROWTH FUND                                             18
SOVEREIGN INVESTORS FUND                                          20
U.S. GLOBAL LEADERS GROWTH FUND                                   22

YOUR ACCOUNT

WHO CAN BUY SHARES                                                24
OPENING AN ACCOUNT                                                24
BUYING SHARES                                                     25
SELLING SHARES                                                    26
TRANSACTION POLICIES                                              28
DIVIDENDS AND ACCOUNT POLICIES                                    30
ADDITIONAL INVESTOR SERVICES                                      30

FUND DETAILS

BUSINESS STRUCTURE                                                31
MANAGEMENT BIOGRAPHIES                                            32
FINANCIAL HIGHLIGHTS                                              33

FOR MORE INFORMATION                                      BACK COVER

OVERVIEW

JOHN HANCOCK EQUITY FUNDS -- INSTITUTIONAL CLASS I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2004, managed approximately $30 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

BALANCED FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the managers look for companies that appear to be undervalued compared to their historical valuations relative to the market. The managers use fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The managers also consider an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

BEST QUARTER: Q2 '03, 9.92%
WORST QUARTER: Q2 '02, -12.74%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2003                     18.87%

2004                      7.31%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                LIFE OF
                                                                  1 YEAR        CLASS I
Class I before tax (began 3-1-02)                                  7.31%         1.91%
Class I after tax on distributions                                 6.38%         0.93%
Class I after tax on distributions, with sale                      4.73%         1.02%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                       10.88%         4.23%
Lehman Brothers Government/Credit Bond Index                       4.19%         6.58%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.60%
Other expenses                                            0.19%
Total fund operating expenses                             0.79%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                        YEAR 1                   YEAR 3     YEAR 5    YEAR 10
Class I                          $81                      $252       $439      $978

PORTFOLIO MANAGERS

ROGER C. HAMILTON
Joined fund team in 2003


TIMOTHY E. KEEFE, CFA
Joined fund team in 2004


See page 32 for the management biographies.

FUND CODES

CLASS I        Ticker            SVBIX
               CUSIP             47803P807
               Newspaper         --
               SEC number        811-0560
               JH fund number    432

CLASSIC VALUE FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of January 31, 2005, this included companies with market values above approximately $4.8 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power.
The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


-     cheap on the basis of current price to estimated normal level of earnings

-     current earnings below normal levels

-     a sound plan to restore earnings to normal

-     a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

BEST QUARTER: Q2 '03, 20.72%
WORST QUARTER: Q1 '03, -5.57%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

RUSSELL 1000 VALUE INDEX, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2003                      36.81%

2004                      14.77%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                LIFE OF
                                                                   1 YEAR       CLASS I
Class I before tax (began 11-11-02)                                14.77%        27.41%
Class I after tax on distributions                                 14.40%        26.92%
Class I after tax on distributions, with sale                       9.66%        23.46%
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                        10.88%        18.48%
Russell 1000 Value Index                                           16.49%        23.17%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

- In a down market, higher-risk securities could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES


Management fee                                                    0.85%
Other expenses                                                    0.26%
Total fund operating expenses                                     1.11%
Contractual expense reimbursement (at least until 2-28-06)        0.22%
Net annual operating expenses                                     0.89%


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                        YEAR 1                   YEAR 3     YEAR 5    YEAR 10
Class I                          $91                      $324       $583      $1,325

SUBADVISER

PZENA INVESTMENT MANAGEMENT, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

CLASS I        Ticker            JCVIX
               CUSIP             409902756
               Newspaper         --
               SEC number        811-1677
               JH fund number    438

CORE EQUITY FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to perform analyses of earnings and growth prospects. A series of proprietary computer models uses this financial data to rank the stocks according to their combination of:

-     value, meaning they appear to be underpriced

-     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

BEST QUARTER: Q2 '03, 11.69%
WORST QUARTER: Q3 '02, -16.81%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2003            24.38%

2004             9.39%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                LIFE OF
                                                                  1 YEAR        CLASS I
Class I before tax (began 3-1-02)                                  9.39%         2.53%
Class I after tax on distributions                                 9.39%         2.53%
Class I after tax on distributions, with sale                      6.10%         2.16%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                       10.88%         4.23%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.75%
Other expenses                                            0.13%
Total fund operating expenses                             0.88%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                        YEAR 1                   YEAR 3     YEAR 5    YEAR 10
Class I                          $90                      $281       $488      $1,084

SUBADVISER

INDEPENDENCE INVESTMENT LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

CLASS I     Ticker          JHCIX
            CUSIP           409902848
            Newspaper       --
            SEC number      811-1677
            JH fund number  423

INTERNATIONAL FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

-     above-average per share earnings growth

-     high return on invested capital

-     a healthy balance sheet

-     sound financial and accounting policies and overall financial strength

-     strong competitive advantages

-     effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

BEST QUARTER: Q2 '03, 17.76%
WORST QUARTER: Q3 '02, -20.06%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

MSCI ALL COUNTRY WORLD FREE EX-U.S. INDEX, an unmanaged index of freely traded stocks of foreign companies.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2003               32.94%

2004               14.21%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                               LIFE OF
                                                                   1 YEAR      CLASS I
Class I before tax (began 3-1-02)                                  14.21%        8.05%
Class I after tax on distributions                                 13.93%        7.96%
Class I after tax on distributions, with sale                       9.58%        6.90%
-------------------------------------------------------------------------------------
MSCI All Country World Free Ex-U.S. Index                          18.26%       12.43%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

- In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

-  Certain derivatives could produce disproportionate losses.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES


Management fee                                          0.90%
Other expenses                                          0.27%
Total fund operating expenses                           1.17%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                        YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I                          $119        $372       $644      $1,420


SUBADVISER

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Responsible for day-to-day investment management

Founded in 1984

Supervised by the adviser


PORTFOLIO MANAGERS

HORACIO A. VALEIRAS

Joined fund team in 2003
Primarily responsible for fund management

LINDA BA

Joined fund team in 2003
Provides research and portfolio management support

See page 32 for the management biographies.


FUND CODES

CLASS I        Ticker            JINIX
               CUSIP             409906732
               Newspaper         --
               SEC number        811-4630
               JH fund number    440

LARGE CAP SELECT FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS I, TOTAL RETURNS

BEST QUARTER: Q4 '03, 10.27%
WORST QUARTER: Q3 '04, -4.34%


AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.


CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2004                   5.54%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                 LIFE OF
                                                      1 YEAR                     CLASS I
Class I before tax (began 8-25-03)                     5.54%                      11.68%
Class I after tax on distributions                     5.07%                      11.26%
Class I after tax on distributions, with sale          3.83%                       9.82%
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index                           10.88%                      17.87%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                                    0.75%
Other expenses                                                    1.09%
Total fund operating expenses                                     1.84%
Contractual expense reimbursement (at least until 8-22-05)        0.89%
Net fund operating expenses                                       0.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through August 22, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                        YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I                          $97         $493       $916      $2,094

SUBADVISER

SHAY ASSETS MANAGEMENT, INC.

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

JOHN J. MCCABE

Senior vice president of subadviser
Managed fund since 1991

MARK F. TRAUTMAN

Vice president of subadviser
Managed fund since 1993

See page 32 for the management biographies.

FUND CODES

CLASS I        Ticker            --
               CUSIP             409902715
               Newspaper         --
               SEC number        811-1677
               JH fund number    449

MID CAP GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $1.4 billion to $31.1 billion as of January 31, 2005).


In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

BEST QUARTER: Q2 '03, 20.13%
WORST QUARTER: Q3 '02, -15.50%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

STANDARD & POOR'S 500 INDEX,
an unmanaged index that includes 500 widely traded stocks.

RUSSELL MIDCAP GROWTH INDEX,
an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2003            35.79%


2004             5.77%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                 LIFE OF
                                                       1 YEAR                    CLASS I
Class I before tax (began 3-1-02)                       5.77%                     4.92%
Class I after tax on distributions                      5.77%                     4.92%
Class I after tax on distributions, with sale           3.75%                     4.21%
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index                            10.88%                     4.23%
Russell Midcap Growth Index                            15.48%                     8.88%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-  Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES


Management fee                                          0.80%
Other expenses                                          0.22%
Total fund operating expenses                           1.02%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                        YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I                          $104        $325       $563      $1,248


PORTFOLIO MANAGER

THOMAS P. NORTON, CFA
Joined fund team in 2002

See page 32 for the management biographies.

FUND CODES

CLASS I        Ticker            SPOIX
               CUSIP             409906740
               Newspaper         --
               SEC number        811-4630
               JH fund number    433

SMALL CAP EQUITY FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $44 million to $6.3 billion as of January 31, 2005). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

BEST QUARTER: Q4 '01, 37.01%
WORST QUARTER: Q3 '02, -23.88%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization stocks.

STANDARD & POOR'S 600 INDEX, an unmanaged index of 600 domestic stocks of small-sized companies.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2002            -43.96%
2003             50.22%

2004             13.50%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                               LIFE OF
                                                       1 YEAR                  CLASS I
Class I before tax (began 8-15-01)                     13.50%                   -0.71%
Class I after tax on distributions                     13.50%                   -0.77%
Class I after tax on distributions, with sale           8.77%                   -0.62%
-------------------------------------------------------------------------------------
Russell 2000 Index                                     18.33%                   10.96%
Standard & Poor's 600 Index                            22.66%                   12.48%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.


To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives, such as short sales, could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES


Management fee                                          0.70%
Other expenses                                          0.16%
Total fund operating expenses                           0.86%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                        YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I                          $88         $274       $477      $1,061


PORTFOLIO MANAGERS

ALAN E. NORTON, CFA
Joined fund team in 2002

HENRY E. MEHLMAN, CFA
Joined fund team in 2002


Managers share investment strategy and decisions


See page 32 for the management biographies.

FUND CODES

CLASS I        Ticker            SPVIX
               CUSIP             409905841
               Newspaper         --
               SEC number        811-3999
               JH fund number    427

SMALL CAP GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $44 million to $6.3 billion as of January 31, 2005).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS


BEST QUARTER: Q4 '01, 27.44%
WORST QUARTER: Q3 '01, -26.42%


AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization common stocks.

RUSSELL 2000 GROWTH INDEX, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2000            -21.15%
2001            -13.64%
2002            -31.29%
2003             31.48%


2004             14.81%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                LIFE OF
                                                               1 YEAR   5 YEAR  CLASS I
Class I before tax (began 12-7-99)                             14.81%    -6.72   -4.48%
Class I after tax on distributions                             14.81%    -6.87   -4.63%
Class I after tax on distributions, with sale                   9.63%    -5.59   -3.76%
--------------------------------------------------------------------------------------
Russell 2000 Index                                             18.33%     6.61    8.25%
Russell 2000 Growth Index                                      14.31%    -3.57   -1.31%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.


Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.


To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-  Certain derivatives could produce disproportionate losses.

- In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES


Management fee                                            0.75%
Other expenses                                            0.15%
Total fund operating expenses                             0.90%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                        YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I                          $92         $287       $498      $1,108


PORTFOLIO MANAGERS

ANURAG PANDIT, CFA
Joined fund team in 1996

THOMAS P. NORTON, CFA
Joined fund team in 2003


Managers share investment strategy and decisions


See page 32 for the management biographies.

FUND CODES

CLASS I        Ticker            JSGIX
               CUSIP             478032782
               Newspaper         SmCpGrI
               SEC number        811-3392
               JH fund number    460

SOVEREIGN INVESTORS FUND

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On January 31, 2004, that range was $624 million to $382 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


CLASS I, TOTAL RETURNS


BEST QUARTER: Q4 '04, 6.70%
WORST QUARTER: Q3 '04, -2.25%

AFTER-TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.


CLASS I CALENDAR YEAR TOTAL RETURNS


[BAR CHART]


2004                   5.73%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                                 LIFE OF
                                                                   1 YEAR        CLASS I
Class I before tax (began 12-1-03)                                  5.73%         8.96%
Class I after tax on distributions                                  5.22%         8.41%
Class I after tax on distributions, with sale                       3.71%         7.29%
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                        10.88%        14.14%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-     Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                                          0.58%
Other expenses                                                          0.12%
Total fund operating expenses                                           0.70%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                                YEAR 1    YEAR 3     YEAR 5    YEAR 10
Class I                                  $ 72     $ 224       $ 390     $ 871

PORTFOLIO MANAGERS

JOHN F. SNYDER, III
Joined fund team in 1983

BARRY H. EVANS, CFA
Joined fund team in 1996

PETER M. SCHOFIELD, CFA
Joined fund team in 1996

See page 32 for the management biographies.

FUND CODES

CLASS I         Ticker                           --
                CUSIP                            47803P880
                Newspaper                        --
                SEC number                       811-0560
                JH fund number                   429

U.S. GLOBAL LEADERS GROWTH FUND

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

- Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

- Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $624 million to $382 billion as of January 31, 2005).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CLASS I, TOTAL RETURNS

BEST QUARTER: Q2 '03, 10.20%
WORST QUARTER: Q3 '02, -14.14%

AFTER-TAX RETURNS

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

STANDARD & POOR'S 500 INDEX, an unmanaged index that includes 500 widely traded stocks.

CLASS I CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2003                                            19.77%

2004                                             8.94%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04

                                                                     LIFE OF
                                                      1 YEAR         CLASS I
Class I before tax (began 5-20-02)                     8.94%          3.42%
Class I after tax on distributions                     8.69%          3.33%
Class I after tax on distributions, with sale          5.81%          2.87%
--------------------------------------------------------------------------
Standard & Poor's 500 Index                           10.88%          5.92%

[GRAPHIC]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

- In a down market, higher-risk securities could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES

Management fee                                            0.75%
Other expenses                                            0.15%
Total fund operating expenses                             0.90%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES      YEAR 1                   YEAR 3             YEAR 5          YEAR 10
Class I        $ 91                    $ 284              $ 493           $ 1,096

SUBADVISER

SUSTAINABLE GROWTH ADVISERS, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

GORDON M. MARCHAND, CFA, CIC
Managed fund since 1995

GEORGE P. FRAISE
Joined fund team in 2000

ROBERT L. ROHN
Joined fund team in 2003

See page 32 for the management biographies.

FUND CODES

CLASS I        Ticker            USLIX
               CUSIP             409902798
               Newspaper         --
               SEC number        811-1677
               JH fund number    426

YOUR ACCOUNT

WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

      -     Retirement and other benefit plans and their participants

      - Rollover assets for participants whose plans are invested in the fund


      -     Endowment funds and foundations


      - Any state, county or city, or its instrumentality, department, authority or agency


      - Accounts registered to insurance companies, trust companies and bank trust departments


      -     Investment companies not affiliated with the adviser


      - Investors who participate in fee-based, wrap and other investment platform programs

      -     Any entity that is considered a corporation for tax purposes

      - Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.


4 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account.


5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. These payments are described in the Statement of Additional Information.


Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

24 YOUR ACCOUNT

BUYING SHARES

                                    OPENING AN ACCOUNT                                           ADDING TO AN ACCOUNT
BY CHECK

[GRAPHIC]          - Make out a check for the investment amount, payable        - Make out a check for the investment amount payable
                     to "John Hancock Signature Services, Inc."                   to "John Hancock Signature Services, Inc."

                   - Deliver the check and your completed                       - If your account statement has a detachable
                     application to your financial representative, or             investment slip, please complete in its entirety.
                     mail them to Signature Services (address below).             If no slip is available, include a note specifying
                                                                                  the fund name(s), your share class, your account
                                                                                  number and the name(s) in which the account is
                                                                                  registered.

                                                                                - Deliver the check and investment slip or note to
                                                                                  your financial representative, or mail them to
                                                                                  Signature Services (address below).

BY EXCHANGE

[GRAPHIC]          - Call your financial representative or Signature            - Call your financial representative or Signature
                     Services to request an exchange.                             Services to request an exchange.

                   - You may only exchange for shares of other                  - You may only exchange for shares of other
                     institutional funds, Class I shares or Money Market          institutional funds, Class I shares or Money
                     Fund Class A shares.                                         Market Fund Class A shares.

BY WIRE

[GRAPHIC]          - Deliver your completed application to your financial       - Instruct your bank to wire the amount of your
                     representative or mail it to Signature Services.             investment to:

                   - Obtain your account number by calling your financial             First Signature Bank & Trust
                     representative or Signature Services.                            Account # 900022260
                                                                                      Routing # 211475000

                   - Instruct your bank to wire the amount of your              Specify the fund name(s), your share class, your
                     investment to:                                             account number and the name(s) in which the account
                                                                                is registered. Your bank may charge a fee to wire
                        First Signature Bank & Trust                            funds.
                        Account # 900022260
                        Routing # 211475000

                   Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY PHONE

[GRAPHIC]          See "By exchange" and "By wire."                             - Verify that your bank or credit union is a
                                                                                  member of the Automated Clearing House (ACH)
                                                                                  system.

                                                                                - Complete the "To Purchase, Exchange or Redeem
                                                                                  Shares via Telephone" and "Bank Information"
                                                                                  sections on your account application.

                                                                                - Call Signature Services between 8:30 A.M. and
                                                                                  5:00 P.M. Eastern Time on most business days to
                                                                                  verify that these features are in place on your
                                                                                  account.

                                                                                - Call your financial representative or Signature
                                                                                  Services with the fund name(s), your share
                                                                                  class, your account number, the name(s) in which
                                                                                  the account is registered and the amount of your
                                                                                  investment.

ADDRESS:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA02217-1001

PHONE NUMBER: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 25

SELLING SHARES

                                                                                        TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER

[GRAPHIC]          - Sales of any amount.                                       - Write a letter of instruction indicating the fund
                                                                                  name, your account number, your share class, the
                                                                                  name(s) in which the account is registered and the
                                                                                  dollar value or number of shares you wish to sell.

                                                                                - Include all signatures and any additional
                                                                                  documents that may be required (see next page).

                                                                                - Mail the materials to Signature Services.

                                                                                - A check or wire will be sent according to your
                                                                                  letter of instruction.

                                                                                - Certain requests will require a Medallion
                                                                                  signature guarantee. Please refer to "Selling
                                                                                  shares in writing" on the next page.

BY PHONE

[GRAPHIC]          AMOUNTS UP TO $100,000:

                   - Most accounts.                                             - Redemption proceeds of up to $100,000 may be sent
                                                                                  by wire or by check. A check will be mailed to the
                                                                                  exact name(s) and address on the account.

                                                                                - To place your request with a representative at
                                                                                  John Hancock Funds, call Signature Services
                                                                                  between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                                  most business days or your financial
                                                                                  representative.

[GRAPHIC]          AMOUNTS UP TO $5 MILLION:

                   - Available to the following types of accounts:              - Redemption proceeds exceeding $100,000 must be
                     custodial accounts held by banks, trust companies or         wired to your designated bank account.
                     broker-dealers; endowments and foundations; corporate
                     accounts; group retirement plans; and pension accounts     - Redemption proceeds exceeding $100,000 and sent by
                     (excluding IRAs, 403(b) plans and all John Hancock           check will require a letter of instruction with a
                     custodial retirement accounts).                              Medallion signature guarantee. Please refer to
                                                                                  "Selling shares in writing" on the next page.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHIC]          - Requests by letter to sell any amount.                     - To verify that the telephone redemption privilege
                                                                                  is in place on an account, or to request the forms
                   - Qualified requests by phone to sell up to $5                 to add it to an existing account, call Signature
                     million (accounts with telephone redemption                  Services.
                     privileges).
                                                                                - Amounts of $5 million or more will be wired on the
                                                                                  next business day.

                                                                                - Amounts up to $100,000 may be sent by EFT or by
                                                                                  check. Funds from EFT transactions are generally
                                                                                  available by the second business day. Your bank
                                                                                  may charge a fee for this service.

BY EXCHANGE

[GRAPHIC]          - Sales of any amount.                                       - Obtain a current prospectus for the fund into
                                                                                  which you are exchanging by calling your financial
                                                                                  representative or Signature Services.

                                                                                - You may only exchange for shares of other
                                                                                  institutional funds, Class I shares or Money
                                                                                  Market Fund Class A shares.

                                                                                - Call your financial representative or Signature
                                                                                  Services to request an exchange.

26 YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-     your address of record has changed within the past 30 days

- you are selling more than $100,000 worth of shares and are requesting payment by check

- you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

- you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

                  SELLER                                                            REQUIREMENTS FOR WRITTEN REQUESTS [GRAPHIC]
Owners of individual, joint or UGMA/UTMA accounts                               - Letter of instruction.
(custodial accounts for minors).
                                                                                - On the letter, the signatures of all persons
                                                                                  authorized to sign for the account, exactly as the
                                                                                  account is registered.

                                                                                - Medallion signature guarantee if applicable (see
                                                                                  above).

Owners of corporate, sole proprietorship, general                               - Letter of instruction.
partner or association accounts.
                                                                                - Corporate business/organization resolution,
                                                                                  certified within the past 12 months, or a John
                                                                                  Hancock Funds business/organization certification
                                                                                  form.

                                                                                - On the letter and the resolution, the signature of
                                                                                  the person(s) authorized to sign for the account.

                                                                                - Medallion signature guarantee if applicable (see
                                                                                  above).

Owners or trustees of retirement plan, pension                                  - Letter of instruction.
trust and trust accounts.
                                                                                - On the letter, the signature(s) of the trustee(s)

                                                                                - Copy of the trust document certified within the
                                                                                  past 12 months or a John Hancock Funds trust
                                                                                  certification form.

                                                                                - Medallion signature guarantee if applicable (see
                                                                                  above).

Joint tenancy shareholders with rights of                                       - Letter of instruction signed by surviving tenant.
survivorship whose co-tenants are deceased.
                                                                                - Copy of death certificate.

                                                                                - Medallion signature guarantee if applicable (see
                                                                                  above).

Executors of shareholder estates.                                               - Letter of instruction signed by executor.

                                                                                - Copy of order appointing executor, certified
                                                                                  within the past 12 months.

                                                                                - Medallion signature guarantee if applicable (see
                                                                                  above).

Administrators, conservators, guardians and other sellers or                    - Call 1-888-972-8696 for instructions.
account types not listed above.

ADDRESS:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 27

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Board of Trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information.


BUY AND SELL PRICES When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).


EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole

28 YOUR ACCOUNT
discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

LIMITATIONS ON EXCHANGE ACTIVITY The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

EXCESSIVE TRADING RISK To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities.

                                                                 YOUR ACCOUNT 29

These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

-     after any changes of name or address of the registered owner(s)

-     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund and Sovereign Investors Fund typically pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

DIVIDEND REINVESTMENTS Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


ADDITIONAL INVESTOR SERVICES

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


30 YOUR ACCOUNT

FUND DETAILS

BUSINESS STRUCTURE

Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Balanced, Classic Value, International, Large Cap Select, Mid Cap Growth, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Large Cap Select, Mid Cap Growth, Small Cap Equity, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.

THE INVESTMENT ADVISER John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199-7603.


SUBADVISERS Independence Investment LLC ("Independence"), 53 State Street, Boston, MA 02109, subadvises Core Equity Fund. Independence was founded in 1982 and provides investment advisory services to individual and institutional investors. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation), and as of December 31, 2004, had total assets under management of approximately $10 billion.

Nicholas-Applegate Capital Management ("Nicholas-Applegate"), 600 West Broadway, San Diego, CA 92101, subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of December 31, 2004, Nicholas-Applegate had total assets under management of approximately $14.5 billion.

Pzena Investment Management, LLC ("PIM"), 120 West 45th Street, New York, NY, 10036, subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal and Chief Executive Officer. PIM provides investment advisory services to individual and institutional investors, and as of December 31, 2004, had total assets under management of approximately $10.7 billion.

Shay Assets Management, Inc. ("SAM"), 230 West Monroe Street, Chicago, IL 60606, subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $4.7 billion in assets as of December 31, 2004, and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA"), 3 Stamford Plaza, 301 Tresser Blvd., Suite 1310, Stamford, CT 06901, subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 33 1/3% of SGA. Total assets under management by SGA principals as of December 31, 2004 were approximately $1.5 billion.


MANAGEMENT FEES The management fee paid to the investment adviser by the funds last fiscal year are as follows:

FUND                                    % OF NET ASSETS
Balanced                                     0.60%
Classic Value                                0.49%*
Core Equity                                  0.75%
International                                0.90%
Large Cap Select                             0.00%*
Mid Cap Growth                               0.80%
Small Cap Equity                             0.70%
Small Cap Growth                             0.75%
Sovereign Investors                          0.58%
U.S. Global Leaders Growth                   0.75%

*After expense reimbursement.

                                                                 FUND DETAILS 31

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund with a fiscal year end of October 31, 2004 includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund securities, if any.

LINDA BA

Joined Nicholas Applegate Capital Management in 2003
Associate portfolio manager, Artisan Partners (2001-2003)
Vice President, Putnam Investments (1997-2000)

BARRY H. EVANS, CFA

Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

GEORGE P. FRAISE

Principal of Sustainable Growth Advisers, LP
Executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) Portfolio manager of Scudder Kemper Investments (1997-2000)
Began business career in 1987

ROGER C. HAMILTON

Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980

TIMOTHY E. KEEFE, CFA

Senior vice president and Chief Equity Officer
Rejoined John Hancock Advisers in 2004
Partner and Portfolio Manager, Thomas Weisel Partners (2000-2004)
Senior vice president, John Hancock Advisers, LLC (1996-2000)
Began business career in 1987

GORDON M. MARCHAND, CFA, CIC

Principal of Sustainable Growth Advisers, LP
Chief financial and operating officer of Yeager, Wood & Marshall, Inc.
  (1984-2003)
Began business career in 1978

HENRY E. MEHLMAN, CFA

Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Vice president and director of research, Congress Asset Management Co.
  (1999-2001)
Began business career in 1972

JOHN J. MCCABE

Senior vice president of Shay Assets Management, Inc.
Began business career in 1965

ALAN E. NORTON, CFA

Vice president

Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
  (1995-2001)
Began business career in 1987

THOMAS P. NORTON, CFA

Vice president
Joined John Hancock Advisers in 2002
Investment manager, Baring Asset
Management (1997-2002)
Began business career in 1986

ANURAG PANDIT, CFA

Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

ROBERT L. ROHN

Principal of Sustainable Growth Advisers, LP
Chairman and chief executive officer,
W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

PETER M. SCHOFIELD, CFA

Vice president Joined
John Hancock Advisers in 1996
Began business career in 1984

JOHN F. SNYDER, III

Executive vice president Joined
John Hancock Advisers in 1991
Began business career in 1971

MARK F. TRAUTMAN

Vice president of Shay Assets Management, Inc.
Began business career in 1986

HORACIO A. VALEIRAS

Managing director and chief investment officer of Nicholas Applegate Capital
  Management
Joined subadviser in 2002
Managing director, Morgan Stanley Investment Management (1996-2002)


32 FUND DETAILS

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

BALANCED FUND

Figures for the year ended 12-31-03 were audited by Deloitte & Touche LLP.

CLASS I SHARES PERIOD ENDED:                                   12-31-02(1,2)            12-31-03
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.93                 $  9.61
Net investment income(3)                                            0.21                    0.23
Net realized and unrealized gain (loss) on investments             (2.26)                   1.56
TOTAL FROM INVESTMENT OPERATIONS                                   (2.05)                   1.79
LESS DISTRIBUTIONS
From net investment income                                         (0.27)                  (0.25)
NET ASSET VALUE, END OF PERIOD                                   $  9.61                 $ 11.15
TOTAL RETURN(4) (%)                                               (17.29)(5)               18.87
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $     7                 $     7
Ratio of expenses to average net assets (%)                         1.15(6)                 0.89
Ratio of net investment income to average net assets (%)            2.59(6)                 2.22
Portfolio turnover (%)                                                86                      60

(1) Audited by previous auditor.

(2) Class I shares began operations on 3-1-02.

(3) Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Not annualized.

(6) Annualized.

                                                                FUND DETAILS  33

CLASSIC VALUE FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                             12-31-02(1)                12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 14.11                   $ 15.08
Net investment income(2)                                                     0.03                      0.27
Net realized and unrealized gain on investments                              0.94                      5.26
TOTAL FROM INVESTMENT OPERATIONS                                             0.97                      5.53
LESS DISTRIBUTIONS
From net investment income                                                     --                     (0.19)
From net realized gain                                                         --                     (0.12)
                                                                               --                     (0.31)
NET ASSET VALUE, END OF PERIOD                                            $ 15.08                   $ 20.30
TOTAL RETURN(3,4) (%)                                                        6.87(5)                  36.81

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                   $     6                   $    23
Ratio of expenses to average net assets (%)                                  0.77(6)                   0.76
Ratio of expenses to adjusted average net assets(7)(%)                       5.49(6)                   1.12
Ratio of net investment income to average net assets (%)                     1.62(6)                   1.54
Portfolio turnover (%)                                                         47                        25

(1)   Class I shares began operations on 11-1-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, the return for Class I for the period or year ended December 31, 2002 and 2003 would have been 6.21% and 36.45%, respectively.

34 FUND DETAILS

CORE EQUITY FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                  12-31-02(1)        12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                            $26.15            $20.63
Net investment income(2)                                          0.06              0.12
Net realized and unrealized gain (loss) on investments           (5.58)             4.91
TOTAL FROM INVESTMENT OPERATIONS                                 (5.52)             5.03
NET ASSET VALUE, END OF PERIOD                                 $ 20.63            $25.66
TOTAL RETURN(3) (%)                                             (21.11)(4)         24.38

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $     2            $    2
Ratio of expenses to average net assets (%)                       1.26(5)           1.06
Ratio of net investment income to average net assets (%)          0.33(5)           0.53
Portfolio turnover (%)                                              64(6)             70

(1)   Class I shares began operations on 3-1-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

(6)   Excludes merger activity.

                                                                 FUND DETAILS 35

INTERNATIONAL FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                           10-31-02(1)       10-31-03           10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                   $  6.18            $  5.12           $  6.30
Net investment gain (loss)(2)                                            (0.01)              0.03              0.04
Net realized and unrealized gain (loss) on investments                   (1.05)              1.15              0.60
TOTAL FROM INVESTMENT OPERATIONS                                         (1.06)              1.18              0.64
NET ASSET VALUE, END OF PERIOD                                         $  5.12            $  6.30           $  6.94
TOTAL RETURN(3,4) (%)                                                   (17.15)(5)          23.05             10.16

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $     1            $     1           $     1
Ratio of expenses to average net assets (%)                               2.04(6)            1.60              1.17
Ratio of adjusted expenses to average net assets(7) (%)                   4.09(6)            2.15                --
Ratio of net investment income (loss) to average net assets (%)          (0.34)(6)           0.58              0.60
Portfolio turnover (%)                                                     228(8)             216(8)            201

(1)   Class I shares began operations on 3-1-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the periods shown.

(8)   Excludes merger activity.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for Class I for the periods ended October 31, 2002 and 2003 would have been (18.53%) and 22.50%, respectively.


36 FUND DETAILS

LARGE CAP SELECT FUND

Figures for the year ended 12-31-03 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                    12-31-03(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                            $16.29
Net investment income(2)                                          0.04
Net realized and unrealized gain on investments                   1.59
TOTAL FROM INVESTMENT OPERATIONS                                  1.63
LESS DISTRIBUTIONS
From net realized gain                                           (0.09)
NET ASSET VALUE, END OF PERIOD                                  $17.83
TOTAL RETURN(3,4) (%)                                            10.00(5)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                         $    3
Ratio of expenses to average net assets (%)                       0.95(6)
Ratio of adjusted expenses to average net assets(7) (%)           1.84(6)
Ratio of net investment income to average net assets (%)          0.61(6)
Portfolio turnover (%)                                              22

(1)   Class I shares began operations on 8-25-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the period shown.

                                                                 FUND DETAILS 37

MID CAP GROWTH FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                  10-31-02(1)        10-31-03        10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                          $  8.16            $  6.51         $  8.54
Net investment loss(2)                                          (0.06)             (0.06)          (0.06)
Net realized and unrealized gain (loss) on investments          (1.59)              2.09            0.02
TOTAL FROM INVESTMENT OPERATIONS                                (1.65)              2.03           (0.04)
NET ASSET VALUE, END OF PERIOD                                $  6.51            $  8.54         $  8.50
TOTAL RETURN(3) (%)                                            (20.22)(4)          31.18           (0.47)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                       $     3            $     3         $     3
Ratio of expenses to average net assets (%)                      1.46(5)            1.22            1.02
Ratio of net investment loss to average net assets (%)          (1.00)(5)          (0.85)          (0.71)
Portfolio turnover (%)                                            267(6)             183              75

(1)   Class I shares began operations on 3-1-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

(6)   Excludes merger activity.

38 FUND DETAILS

SMALL CAP EQUITY FUND

Figures for the year ended 10-31-03 and 10-31-04 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                 10-31-01(1,2)    10-31-02(1)     10-31-03       10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                          $20.44            $16.61         $11.53         $15.86
Net investment loss(3)                                            --(4)          (0.09)         (0.02)         (0.03)
Net realized and unrealized gain (loss) on investments         (3.83)            (4.82)          4.35           1.94
TOTAL FROM INVESTMENT OPERATIONS                               (3.83)            (4.91)          4.33           1.91
LESS DISTRIBUTIONS
From net realized gain                                            --             (0.17)            --             --
NET ASSET VALUE, END OF PERIOD                                $16.61            $11.53         $15.86         $17.77
TOTAL RETURN(5) (%)                                           (18.74)(6)        (29.91)         37.55          12.04

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                           --(7)         $   14         $   17         $   21
Ratio of expenses to average net assets (%)                     0.87(8)           1.28           1.03           0.86
Ratio of net investment loss to average net assets (%)         (0.06)(8)         (0.69)         (0.12)         (0.19)
Portfolio turnover (%)                                            66                44             52             54

(1)   Audited by previous auditor.

(2)   Class I shares began operations on 8-15-01.

(3)   Based on the average of the shares outstanding.

(4)   Less than $0.01 per share.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6)   Not annualized.

(7)   Less than $500,000.

(8)   Annualized.

                                                                 FUND DETAILS 39

SMALL CAP GROWTH FUND

Figures for the year ended 10-31-03 and 10-31-04 were audited by Deloitte & Touche LLP.

CLASS I SHARES PERIOD ENDED:                               10-31-00(1)     10-31-01(1)   10-31-02(1)    10-31-03      10-31-04
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $  13.55         $  13.75      $   8.62      $   6.88      $   8.80
Net investment loss(2)                                        (0.07)           (0.03)        (0.05)        (0.05)        (0.05)
Net realized and unrealized gain (loss) on investments         0.27            (4.54)        (1.69)         1.97          0.73
TOTAL FROM INVESTMENT OPERATIONS                               0.20            (4.57)        (1.74)         1.92          0.68
LESS DISTRIBUTIONS
From net realized gain                                           --            (0.56)           --            --            --
NET ASSET VALUE, END OF PERIOD                             $  13.75         $   8.62      $   6.88      $   8.80      $   9.48
TOTAL RETURN(3) (%)                                            1.48           (34.68)       (20.19)        27.91          7.73

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $     17         $     63      $     54      $     87      $     98
Ratio of expenses to average net assets (%)                    0.86             0.87          0.95          0.95          0.90
Ratio of net investment loss to average net assets (%)        (0.47)           (0.31)        (0.55)        (0.62)        (0.59)
Portfolio turnover (%)                                          104(4)            82            64           109(7)         58

(1)   Audited by previous auditor.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Excludes merger activity.


40 FUND DETAILS

SOVEREIGN INVESTORS FUND

Figures for the year ended 12-31-03 were audited by Deloitte & Touche LLP.

CLASS I SHARES PERIOD ENDED:                                                              12-31-03(1)
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                                        $18.09
Net investment income(2)                                                                      0.01
Net realized and unrealized gain on investments                                               0.67
TOTAL FROM INVESTMENT OPERATIONS                                                              0.68
LESS DISTRIBUTIONS
From net investment income                                                                   (0.03)
NET ASSET VALUE, END OF PERIOD                                                              $18.74
TOTAL RETURN(3) (%)                                                                           3.78(4)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                                     $    3
Ratio of expenses to average net assets (%)                                                   0.70(5)
Ratio of net investment income to average net assets (%)                                      0.92(5)
Portfolio turnover (%)                                                                          47

(1)   Class I shares began operations on 12-1-03.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

                                                                 FUND DETAILS 41

U.S. GLOBAL LEADERS GROWTH FUND

Figures for the year ended 12-31-03 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                               6-30-02(1,2)  12-31-02(1,3)  12-31-03
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                       $25.81         $24.04         $21.60
Net investment income(4)                                     0.01           0.02           0.10
Net realized and unrealized gain (loss) on investments      (1.78)         (2.46)          4.17
TOTAL FROM INVESTMENT OPERATIONS                            (1.77)         (2.44)          4.27
NET ASSET VALUE, END OF PERIOD                             $24.04         $21.60         $25.87
TOTAL RETURN(5) (%)                                         (6.86)(6,7)   (10.15)(6,7)    19.77

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $    5         $    6         $    5
Ratio of expenses to average net assets (%)                  0.91(8)        1.11(8)        0.90
Ratio of adjusted expenses to average net assets(9) (%)      1.17(8)        1.20(8)          --
Ratio of net investment income to average net assets (%)     0.21(8)        0.22(8)        0.43
Portfolio turnover rate (%)                                     3              1             15

(1)   Audited by previous auditor.

(2)   Class I shares began operations on 5-20-02.

(3)   Effective 12-31-02, the fiscal period end changed from June 30 to December
      31.

(4)   Based on the average of the shares outstanding.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Not annualized.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:

Without the expense reductions, returns for Class I for the year ended June 30, 2002 and period ended December 31, 2002 would have been (6.89%) and (10.20%), respectively.

42 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock equity funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on all aspects of the funds. Each fund's Statement of Additional Information includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

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